As Filed with the Securities and Exchange Commission on April 26, 2004
                                                 Registration Nos. 333-103492
                                                                    811-21313
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       [ ] Pre-Effective Amendment No.
                       [X] Post-Effective Amendment No. 1

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                               [X] Amendment No. 1

                      AMERICAN FIDELITY SEPARATE ACCOUNT C
                           (Exact Name of Registrant)

                       AMERICAN FIDELITY ASSURANCE COMPANY
                               (Name of Depositor)

2000 N. CLASSEN BOULEVARD, OKLAHOMA CITY, OKLAHOMA       73106
(Address of Depositor's Principal Executive Offices)   (Zip Code)

Depositor's Telephone Number, Including Area Code       (405) 523-2000

Stephen P. Garrett                           Copies to:
Senior Vice President
American Fidelity Assurance Company          Jennifer Wheeler, Esq.
2000 N. Classen Boulevard                    McAfee & Taft
Oklahoma City, Oklahoma  73106               A Professional Corporation
(Name and Address of Agent for Service)      10th Floor, Two Leadership Square
                                             Oklahoma City, OK 73102-7103


Approximate Date of Proposed Public Offering:  As soon as practicable after effectiveness of the Registration
                                               Statement

It is proposed that this filing will become effective (check appropriate box)
   [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
   [X]  on May 1, 2004 pursuant to paragraph (b) of Rule 485
   [ ]  60 days after filing pursuant to paragraph (a) (1) of Rule 485
   [ ]  on (date) pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:
   [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered:          Group variable annuity contracts
===============================================================================

                                                   457(b) Group Variable Annuity

                                                                from

                                                        [Logo] American Fidelity
                                                               Assurance Company
                                      A member of the american Fidelity Group(R)

                                                                     May 1, 2004

================================================================================

                          457(b) Group Variable Annuity

                                    issued by

                      American Fidelity Separate Account C

                                       and

                       American Fidelity Assurance Company

                                   PROSPECTUS
                                   May 1, 2004

     American Fidelity Separate Account C is offering group annuity contracts to state and local government employers for use in Eligible Deferred Compensation Plans as defined in Section 457(b) of the Internal Revenue Code, as amended. This prospectus describes the policy, which is issued by us, American Fidelity Assurance Company, in the form of group contracts between American Fidelity Assurance Company and the state or local government employer. Our home office is at 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

     The 457(b) Group Variable Annuity is a group deferred, flexible payment annuity policy. You have 19 investment options in the annuity -- the Guaranteed Interest Account, which is a fixed investment option, and 18 variable investment options, each of which corresponds with one of the following eligible portfolios:

American Fidelity Dual Strategy Fund, Inc.(R)          Dreyfus Investment Portfolios
American Century(R)Variable Portfolios                      Technology Growth Portfolio
    VP Balanced Fund                                   Federated Insurance Series
    VP Capital Appreciation Fund                           Federated Fund For U.S. Government Securities II
    VP Income & Growth Fund                                Federated Capital Appreciation Fund II
    VP Ultra(R)Fund                                     Merrill Lynch Variable Series Funds, Inc.
    VP International Fund                                  Basic Value V. I. Fund
The Dreyfus Socially Responsible Growth Fund, Inc.         Small Cap Value V. I. Fund
The Dreyfus Stock Index Fund, Inc.                     Neuberger Berman Advisers Management Trust
Dreyfus Variable Investment Fund                           AMT Balanced Portfolio
    Growth and Income Portfolio                            AMT Growth Portfolio
    Small Company Stock Portfolio
    International Value Portfolio

     This prospectus contains important information about American Fidelity Separate Account C that participants should know before investing in the 457(b) Group Variable Annuity. Please keep this prospectus for future reference. We filed a Statement of Additional Information with the Securities and Exchange Commission dated May 1, 2004 that provides more information about the annuity we are offering. You can get a copy of our Statement of Additional Information at no charge from us or from the SEC. The SEC maintains a web site (http://www.sec.gov) that contains our Statement of Additional Information, material incorporated by reference in this prospectus and other material that we file electronically with the SEC. For a free copy of the Statement of Additional Information, call us at (800) 662-1106 or write us at P.O. Box 25520, Oklahoma City, Oklahoma 73125-0520 or e-mail us at va.help@af-group.com.

     Our Statement of Additional Information is incorporated by reference in this prospectus. The table of contents of the Statement of Additional Information is on the last page of this prospectus.

     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus carefully and keep it for future reference.

================================================================================

                                GLOSSARY OF TERMS

     Some of the terms used in this prospectus are technical. To help you understand these terms, we have defined them below.

     Account value: The value of your policy during the accumulation period.

     Accumulation period: The period of time beginning when a participant elects to participate in the plan (the participant effective date) and ending when a participant begins receiving annuity payments, the date the participant account is closed. Until a participant begins receiving annuity payments, the participant's annuity is in the accumulation period.

     Accumulation unit: The unit of measurement used to keep track of the value of a participant's interest in a variable investment option (a sub-account) during the accumulation period.

     Adjusted account value: A participant's account value, minus taxes, if any.

     Annuitant: The person on whose life annuity payments are based.

     Annuity date: The date annuity payments begin.

     Annuity options: The various methods available to select as pay-out plans for a participant's annuity payments.

     Annuity payments: Regular income payments a participant may receive from the policy during the annuity period.

     Annuity period: The period during which we make annuity payments.

     Cash value: A participant's account value minus taxes due, if any, minus the withdrawal charge, if applicable, that would apply if the entire value of the policy was withdrawn.

     Eligible portfolio: Each of the 18 sub-accounts invests its assets into a corresponding eligible portfolio. Each eligible portfolio (sometimes called a portfolio or fund) is offered by one of the portfolio companies and has its own investment objective.

     Fixed annuity: An annuity providing payments that are guaranteed as to dollar amount by us. These payments are made during the annuity period.

     General account: Our general account consists of all of our assets other than those assets allocated to Separate Account C or to any of our other separate accounts.

     Guaranteed Interest Account option: The fixed investment option within our general account which earns interest credited by us.

     Investment options: A participant's investment options (sometimes called eligible investment options) consist of (1) the Guaranteed Interest Account, which is our fixed investment option, and (2) the 18 sub-accounts, which are variable investment options. We reserve the right to add, remove or combine portfolios as eligible investment options.

     Participant: A person for whom an interest is maintained under a group variable annuity policy, generally an employee.

     Participant account: An account established for a participant.

     Plan: The 457(b) eligible defined contribution plan established and maintained by the policyholder as it exists on the date it is issued to the policyholder (the date of issue) and any subsequent amendment(s) to it.

     Policy: The 457(b) Group Variable Annuity.

     Policyholder: The owner of the policy, generally a state or local government employer or other entity identified on the application for which, and to whom, the policy is issued.

     Policy year: The annual period that begins on the date of issue and each anniversary of that date. For purposes of determining a participant's applicable withdrawal charges, this period begins with the participant effective date.

     Portfolio companies: The companies offering the portfolios in which the sub-accounts invest. The portfolio companies are: American Fidelity Dual Strategy Fund, Inc.(R), American Century(R) Variable Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., The Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, Federated Insurance Series, Merrill Lynch Variable Series Funds, Inc. and Neuberger Berman Advisers Management Trust.

     Purchase payment: Money invested or contributed on behalf of a participant that is to be invested in the policy. Purchase payments are allocated to a participant's account.

     Separate Account: Our separate account that provides the variable investment options. The Separate Account is called American Fidelity Separate Account C, which is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

     Sub-account: An investment division of Separate Account C. Each sub-account invests its assets in shares of a corresponding portfolio.

     Valuation date: Each day on which the New York Stock Exchange and American Fidelity Assurance Company are open for business.

     Valuation period: The period of time beginning at the close of business of the New York Stock Exchange on each valuation date and ending at the close of business for the next succeeding valuation date.

     We, Us, Our: American Fidelity Assurance Company, the insurance company offering the 457(b) Group Variable Annuity.

     You, Your: A participant in the 457(b) Group Variable Annuity, generally, an employee. Although we sometimes refer to "you" or a "participant" as having certain rights and abilities with respect to the policy, the policyholder, which is generally the employer, may actually be entitled to some or all of those rights and abilities. Each participant should review the terms of the policy to determine how it applies to him or her, individually.

                                TABLE OF CONTENTS
                                                                         Page
                                                                         ----
Summary.....................................................................1
Fee Table...................................................................3
Condensed Financial Information.............................................9
The 457(b) Group Variable Annuity..........................................10
About the Participant Account..............................................10
Receiving Payments from the Annuity........................................12
Investment Options.........................................................14
Expenses...................................................................16
Withdrawals................................................................17
Death Benefit Amount.......................................................18
Taxes......................................................................18
Other Information..........................................................19
Table of Contents of the Statement of Additional Information...............20

                                     SUMMARY

     In this summary, we discuss some of the important features of the 457(b) Group Variable Annuity policy. Please read the entire prospectus for more detailed information about the policy and Separate Account C. The policy is issued in connection with an eligible defined contribution plan pursuant to
Section 457(b) of the Internal Revenue Code.

     The 457(b) Group Variable Annuity. In this prospectus, we describe the 457(b) Group Variable Annuity, a group deferred, flexible payment annuity policy that we offer. The annuity policy is a group contract between a state or local government employer, as the policyholder on behalf of its participants, and us, American Fidelity Assurance Company, as the insurance company. American Fidelity issues a single policy to the employer, who is then the policyholder. The policy covers all present and future participating employees of the policyholder. Through the 457(b) Group Variable Annuity, the plan provides a means for eligible employees to invest, on a tax deferred basis, in our Guaranteed Interest Account, a fixed investment option, and in the 18 sub-accounts, which are variable investment options. Each of the sub-accounts invests in a corresponding portfolio.

     We designed the 457(b) Group Variable Annuity as a funding vehicle to be used with Section 457(b) Eligible Deferred Compensation Plans. Participation in the 457(b) Group Variable Annuity should not be considered for those looking for a short-term investment or those that cannot afford to lose some or all of the money invested.

     Like all deferred annuities, the 457(b) annuity has two periods: the accumulation period and the annuity period. During the accumulation period, participants invest money in the annuity, at which point earnings accumulate on a tax deferred basis and are taxed as income only upon distribution. Similarly, during the annuity period, earnings are taxed as income only upon distribution. Annuity payments under the policy will be paid on a fixed basis only.

     The annuity period begins when the participant starts receiving regular payments from his or her participant account. Although annuity payments are paid on a fixed basis only, the amount of the payments a participant receives during the annuity period will depend on the amount of money invested and the performance of the selected investment options during the accumulation period. Annuity payments and options are discussed on pages 12 through 14.

     Investment Options. When purchase payments are made to a participant account, the payments will be allocated according to the instructions we receive from the participant or policyholder, as applicable. A participant may allocate some or all of the money invested in his or her participant account to one or more of the eligible investment options. We reserve the right to add, combine or remove portfolios as eligible investment options. Currently, the eligible investment options include our fixed investment option, the Guaranteed Interest Account, and the sub-accounts listed below, each of which is a variable investment option:

  American Fidelity Dual Strategy Fund, Inc.(R)
  American Century(R) Variable Portfolios - VP Balanced Fund
  American Century(R) Variable Portfolios - VP Capital Appreciation Fund American Century(R) Variable Portfolios - VP Income & Growth Fund
  American Century(R) Variable Portfolios - VP Ultra(R) Fund
  American Century(R) Variable Portfolios - VP International Fund
  The Dreyfus Socially Responsible Growth Fund, Inc.
  The Dreyfus Stock Index Fund, Inc.
  Dreyfus Variable Investment Fund - Growth and Income Portfolio
  Dreyfus Variable Investment Fund - Small Company Stock Portfolio
  Dreyfus Variable Investment Fund - International Value Portfolio
  Dreyfus Investment Portfolios - Technology Growth Portfolio
  Federated Insurance Series - Federated Fund For U.S. Government Securities II Federated Insurance Series - Federated Capital Appreciation Fund II
  Merrill Lynch Variable Series Funds, Inc.- Basic Value V. I. Fund
  Merrill Lynch Variable Series Funds, Inc. - Small Cap Value V. I. Fund Neuberger Berman Advisers Management Trust - AMT Balanced Portfolio
  Neuberger Berman Advisers Management Trust - AMT Growth Portfolio

     Each of the sub-accounts listed above invests in a corresponding portfolio. The portfolios offer professionally managed investment choices. A complete description of each of the portfolios can be found in the prospectus for that particular portfolio. Participants can make or lose money in the variable investment options, depending upon market conditions and the performance of the portfolio(s) which correspond with the sub-account(s) to which purchase payments are allocated. Please see the information on page 14 describing how you can obtain a copy of the portfolios' prospectuses.

     Our fixed investment option, the Guaranteed Interest Account, offers a minimum interest rate that is guaranteed by us; however, participants may still be subject to a withdrawal charge in the event of a withdrawal from his or her participant account.

     Taxes. The earnings accumulated as a result of investments in the 457(b) Group Variable Annuity are not taxed until received as a distribution. Because all of the contributions to the annuity are made, pursuant to the plan, on a pre-tax basis, all distributions will be subject to state and federal income tax unless the distribution is rolled over to an "eligible employer plan" or to an IRA in a direct rollover. The participant will receive a special tax notice explaining the tax consequences of the distribution options available before receiving an eligible rollover distribution.

     Withdrawals. A participant may withdraw money from his or her participant account at any time during the accumulation period; however, a withdrawal charge may apply. Additionally, certain restrictions exist under federal tax law and a penalty tax may be assessed upon certain withdrawals. The minimum partial withdrawal is $250, but a withdrawal must not reduce the value of the participant account to less than $100. Withdrawals and charges that may apply to withdrawals are discussed further on pages 16 through 17.

     Free Look. The policyholder may return the policy to us or to our agent within 20 days after it is delivered. If returned, the policy will be void from the beginning and we will refund the greater of: the purchase payments paid or the account value as of the earlier of the date we receive the policy in our home office, or the date our agent receives the returned policy.

     Questions. If you have any questions about the 457(b) Group Variable Annuity or need more information, please contact us at:

         American Fidelity Assurance Company
         Annuity Services Department
         P.O. Box 25520 Oklahoma City, Oklahoma 73125-0520
         Telephone: (800) 662-1106 E-mail: va.help@af-group.com

                                    FEE TABLE

     The following tables describe the fees and expenses participants will pay when buying, owning and surrendering a policy. The first table describes the withdrawal charge that applies when a withdrawal is made from a participant account or when a policy is surrendered. State premium taxes may also be deducted.

Transaction Expenses

Withdrawal Charge (as a percentage of the amount withdrawn)

                    Policy                               Withdrawal
                     Year                                   Charge
                     ----                                   ------
                    1....................................      8%
                    2....................................      8%
                    3....................................      8%
                    4....................................      8%
                    5....................................      8%
                    6....................................      4%
                    7....................................      4%
                    8....................................      4%
                    9....................................      4%
                    10...................................      4%
                    11+..................................      0%

     The next table describes the fees and expenses that apply periodically during the life of a policy, not including the portfolio fees and expenses.

Annual Expenses

                                                                 Current   Maximum
                                                                 Fee<F1>     Fee
                                                                 -------     ---
Separate Account Annual Expenses
  (as a percentage of average account value)

Mortality and Expense Risk Charge..............................    1.25%    1.25%
Account Fees and Expenses
   Administrative Charge.......................................    0.15%    0.25%
   Distribution Expense Charge.................................    0.10%    0.25%
Total Separate Account Annual Expenses.........................    1.50%    1.75%

<F1>
     We currently charge lower fees than the maximum allowed. The current and maximum fees we may charge at the separate account level are shown in the Annual Expenses table. We may increase the administrative charge and/or distribution expense charge, but neither will ever be more than 0.25% of the average daily value of a participant account invested in a portfolio.

     The next table shows the minimum and maximum total operating expenses charged by the portfolio companies which you may pay periodically while you own the policy. Additional details about each portfolio's fees and expenses are contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses                 MINIMUM   MAXIMUM
(expenses that are deducted from portfolio assets,
including fees, distribution (12b-1) fees and
other expenses)                                            0.50%     3.12%


Annual Portfolio Operating Expenses
(expenses that are deducted from portfolio assets)

American Fidelity Dual Strategy Fund, Inc. (R)
         Management Fees......................................0.50%
         Other Expenses.......................................0%
         Total Annual Portfolio Operating Expenses............0.50%

American Century(R) Variable Portfolios (1)

VP Balanced Fund (2)
         Management Fees......................................0.90%
         Other Expenses.......................................0%
         Total Annual Portfolio Operating Expenses............0.90%

VP Capital Appreciation Fund
         Management Fees......................................1.00%
         Other Expenses.......................................0%
         Total Annual Portfolio Operating Expenses............1.00%

VP Income & Growth Fund
         Management Fees......................................0.70%
         Other Expenses.......................................0%
         Total Annual Portfolio Operating Expenses............0.70%

VP Ultra(R) Fund (2)
         Management Fees......................................1.00%
         Other Expenses.......................................0.01%
         Total Annual Portfolio Operating Expenses............1.01%

VP International Fund (2)
         Management Fees......................................1.33%
         Other Expenses.......................................0.01%
         Total Annual Portfolio Operating Expenses............1.34%

The Dreyfus Socially Responsible Growth Fund, Inc. (3)
         Management Fees......................................0.75%
         Other Expenses.......................................0.09%
         Total Annual Portfolio Operating Expenses............0.84%

The Dreyfus Stock Index Fund, Inc.(3)
         Management Fees......................................0.25%
         Other Expenses.......................................0.02%
         Total Annual Portfolio Operating Expenses............0.27%

Dreyfus Variable Investment Fund (3)

Growth and Income Portfolio
         Management Fees......................................0.75%
         Other Expenses.......................................0.07%
         Total Annual Portfolio Operating Expenses............0.82%

Small Company Stock Portfolio
         Management Fees......................................0.75%
         Other Expenses.......................................0.37%
         Total Annual Portfolio Operating Expenses............1.12%

International Value Portfolio (4)
         Management Fees......................................1.00%
         Other Expenses.......................................0.48%
         Total Annual Portfolio Operating Expenses............1.48%
         Fee Waiver and/or Expense Reimbursement.............(0.08%)
         Net Operating Expense................................1.40%

Dreyfus Investment Portfolios (3)

Technology Growth Portfolio
         Management Fees......................................0.75%
         Other Expenses.......................................0.13%
         Total Annual Portfolio Operating Expenses............0.88%

Federated Insurance Series

Federated Fund For U.S. Government Securities II (5a-b)
         Management Fees......................................0.60%
         Other Expenses.......................................0.12%
         Shareholder Service Fee .............................0.25%
         Total Annual Portfolio Operating Expenses............0.97%

Federated Capital Appreciation Fund II (6a-f)
         Management Fees......................................0.85%
         Other Expenses.......................................1.77%
         Shareholder Service Fee  ............................0.25%
         Total Annual Portfolio Operating Expenses............3.12%

Merrill Lynch Variable Series Funds, Inc. (7)(8)

Basic Value V.I. Fund
         Management Fees......................................0.60%
         Other Expenses.......................................0.07%
         Total Annual Portfolio Operating Expenses............0.67%

Small Cap Value V.I. Fund
         Management Fees......................................0.75%
         Other Expenses.......................................0.09%
         Total Annual Portfolio Operating Expenses............0.84%

Neuberger Berman Advisers Management Trust (9)

AMT Balanced Portfolio
         Management Fees......................................0.85%
         Other Expenses.......................................0.27%
         Total Annual Portfolio Operating Expenses............1.12%

AMT Growth Portfolio
         Management Fees......................................0.85%
         Other Expenses.......................................0.09%
         Total Annual Portfolio Operating Expenses............0.94%

--------------------

(1)  American Century(R) Variable Portfolios - Class I Shares.

(2) This fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.

(3) The Dreyfus Socially Responsible Growth Fund, Inc., The Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund and Dreyfus Investment Portfolios - Initial Shares.

(4) The Dreyfus Corporation has undertaken, until December 31, 2004, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses do not (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) exceed 1.40%.

(5)  Federated Fund for U.S. Government Securities II.

     (a) Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2003.

          o    Total Waiver of Fund Expenses . . . . . . . . . . . . . . . 0.25%

          o    Total Actual Annual Fund
                 Operating Expenses (after waiver) . . . . . . . . . . .   0.72%

     (b) The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2003. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2004.

(6)  Federated Capital Appreciation Fund II - Primary Shares.

     (a) Although not contractually obligated to do so, the advisor, administrator, distributor and shareholder services provider expect to waive and reimburse certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending December 31, 2004.

          o    Total Waivers and Reimbursements of Fund Expenses . . . . . 2.10%

          o    Total Actual Annual Fund Operating
                 Expenses (after waivers and reimbursements) . . . . . . . 1.02%

     (b) The adviser expects to voluntarily waive its management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending December 31, 2004.

     (c) The Fund's Primary Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended December 31, 2003. The Fund's Primary Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending December 31, 2004.

     (d) The Fund's Primary Shares did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2003. The Fund's Primary Shares have no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2004.

     (e) The adviser and administrator expect to voluntarily reimburse and waive certain operating expenses of the Fund. The adviser and administrator can terminate this anticipated voluntary reimbursement and waiver at any time. Total other operating expenses paid by the Fund (after the anticipated voluntary reimbursement and waiver) are expected to be 1.02% for the fiscal year ending December 31, 2004.

     (f) The Actual Annual Fund Operating Expenses (after waivers and reimbursement) were 0.99% for the fiscal year ended December 31, 2003.

(7)  Merrill Lynch Variable Series Funds, Inc. - Class I Shares.

(8) Merrill Lynch Investment Managers, Inc. ("MLIM") and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into an agreement for Class I and Class II Shares, which limits certain operating expenses paid by the Fund, exclusive of any distribution fees imposed on Class II Shares, to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by MLIM which, in turn, will be reimbursed by MLLA.

(9)  Neuberger Berman AMT Portfolios - Class I Shares

Examples

     These examples are intended to assist in comparing the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include the applicable withdrawal charge, maximum separate account annual expenses and portfolio fees and expenses.

     The examples assume an initial investment of $10,000 in the policy for the time periods indicated. The examples also assume that the investment has a 5% return each year and assume the maximum separate account expenses and the maximum fees and expenses of the portfolios. Although actual costs may be higher or lower, based on these assumptions, the examples show the expenses that would be paid on a $10,000 investment (a) if a policy is surrendered at the end of each time period or (b) if a policy is not surrendered or the policy is annuitized at the end of the applicable time period.

                                                                                  Time Periods
                                                                                  ------------
                                                                  1 Year       3 Years        5 Years       10 Years
                                                                  ------       -------        -------       --------
American Fidelity Dual Strategy Fund, Inc.(R).................(a)  1,002.90   1,411.60        1,875.51      2,850.99
                                                              (b)    202.90     626.65        1,075.51      2,317.54
American Century(R) Variable Portfolios
VP Balanced Fund..............................................(a)  1,042.99   1,523.01        2,077.49      3,236.09
                                                              (b)    242.99     747.42        1,277.49      2,723.56

VP Capital Appreciation Fund..................................(a)  1,052.99   1,550.65        2,127.34      3,329.76
                                                              (b)    252.99     777.39        1,327.34      2,822.33

VP Income & Growth Fund.......................................(a)  1,022.97   1,467.48        1,977.03      3,045.65
                                                              (b)    222.97     687.22        1,177.03      2,522.77

VP Ultra(R)Fund...............................................(a)  1,053.99   1,553.41        2,132.31      3,339.07
                                                              (b)    253.99     780.38        1,332.31      2,832.14

VP International Fund.........................................(a)  1,086.91   1,643.99        2,292.14      3,640.62
                                                              (b)    286.91     878.57        1,494.86      3,150.16

The Dreyfus Socially Responsible Growth Fund, Inc.............(a)  1,036.99   1,506.39        2,047.47      3,179.40
                                                              (b)    236.99     729.40        1,247.47      2,663.78

The Dreyfus Stock Index Fund, Inc.............................(a)    979.77   1,346.91        1,757.45      2,621.79
                                                              (b)    179.77     556.53          957.45      2,075.93

Dreyfus Variable Investment Fund
Growth and Income Portfolio...................................(a)  1,034.99   1,500.84        2,037.43      3,160.42
                                                              (b)    234.99     723.39        1,237.43      2,643.77

Small Company Stock Portfolio.................................(a)  1,064.97   1,583.70        2,186.80      3,440.80
                                                              (b)    264.97     813.22        1,386.80      2,939.43

International Value Portfolio.................................(a)  1,100.84   1,682.14        2,354.70      3,765.29
                                                              (b)    300.84     919.93        1,562.99      3,281.64

Dreyfus Investment Portfolios
Technology Growth Portfolio...................................(a)  1,040.99   1,517.47        2,067.50      3,217.24
                                                              (b)    240.99     741.42        1,267.50      2,703.68

Federated Insurance Series
Federated Fund For U.S. Government Securities II..............(a)  1,040.99   1,542.37        2,112.41      3,301.76
                                                              (b)    249.99     768.41        1,312.41      2,792.81

Federated Capital Appreciation Fund II........................(a)  1,262.60   2,117.00        3,054.37      5,090.75
                                                              (b)    462.60   1,391.39        2,325.00      4,680.27

Merrill Lynch Variable Series Funds, Inc.
Basic Value V. I. Fund........................................(a)  1,019.96   1,459.12        1,961.87      3,016.72
                                                              (b)    219.96     678.16        1,161.87      2,492.27

Small Cap Value V. I. Fund....................................(a)  1,036.99   1,506.39        2,047.47      3,179.40
                                                              (b)    236.99     729.40        1,247.47      2,663.78

Neuberger Berman Advisers Management Trust
AMT Balanced Portfolio........................................(a)  1,064.97   1,583.70        2,186.80      3,440.80
                                                              (b)    264.97     813.22        1,386.80      2,939.43

AMT Growth Portfolio..........................................(a)  1,046.99   1,534.08        2,097.46      3,273.68
                                                              (b)    246.99     759.42        1,297.46      2,763.20

     We based annual expenses of the underlying portfolios on data provided by the portfolio companies for the year ended December 31, 2003. Except for American Fidelity Dual Strategy Fund, Inc. (R), we did not independently verify the data provided; however, we did prepare the examples.

     The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future performance.

                         CONDENSED FINANCIAL INFORMATION

     Because Separate Account C first registered with the SEC effective July 1, 2003, the following condensed financial information is for the period beginning July 1, 2003 and ending December 31, 2003.

                                                                                                         Number of
                                                             Accumulation Unit   Accumulation Unit   Accumulation Units
                                                              Value at July 1,   Value at December     Outstanding at
                                                                    2003              31, 2003       December 31, 2003
                                                                    ----              --------       -----------------
American Fidelity Dual Strategy Fund, Inc.(R)..................... 10.848              12.065               5,102

American Century(R)Variable Portfolios
  VP Balanced Fund................................................ 11.222              12.050                 820
  VP Capital Appreciation Fund.................................... 10.851              12.133                 923
  VP Income & Growth Fund......................................... 10.810              12.281                 972
  VP Ultra(R)Fund................................................. 10.635              11.746                 356
  VP International Fund........................................... 10.100              11.937                 303

The Dreyfus Socially Responsible Growth Fund, Inc................. 10.805              12.173               1,281

The Dreyfus Stock Index Fund, Inc................................. 11.183              12.656               7,355

Dreyfus Variable Investment Fund
  Growth and Income Portfolio..................................... 11.083              12.490               1,740
  Small Company Stock Portfolio................................... 11.105              13.754                 602
  International Value Portfolio................................... 10.069              12.741                 970

Dreyfus Investment Portfolios
  Technology Growth Portfolio.....................................  9.877              11.704                 265

Federated Insurance Series
  Federated Fund For U.S. Government Securities II................ 10.232              10.181              10,424
  Federated Capital Appreciation Fund II.......................... 10.560              11.800                 365

Merrill Lynch Variable Series Funds, Inc.
  Basic Value V. I. Fund.......................................... 11.468              13.676               3,445
  Small Cap Value V. I. Fund...................................... 11.552              14.134               5,641
Neuberger Berman Advisers Management Trust
  AMT Balanced Portfolio.........................................  10.479              11.183                 262
  AMT Growth Portfolio............................................ 10.000              10.705                 107


                        THE 457(B) GROUP VARIABLE ANNUITY

Owning a 457(b) Group Variable Annuity Policy

     The 457(b) Group Variable Annuity is a group annuity policy that is designed for use in eligible deferred compensation plans adopted by governmental employers pursuant to Section 457(b) of the Internal Revenue Code. American Fidelity Assurance Company issues a single policy that acts as a contract between an employer, who is the policyholder on behalf of the participants, and American Fidelity Assurance Company. Any present or future employee of the policyholder can become a participant by investing in the policy. Under the policy, American Fidelity Assurance Company promises to pay an income to the participants (or someone else a participant may choose) in the form of annuity payments beginning on a date chosen by the participant. American Fidelity establishes an account for each participant and the account contains values and reflects activity for the participant. The person upon whose life the annuity payments are based is called the annuitant. If the annuitant dies during the accumulation period, American Fidelity will pay a death benefit to a beneficiary.

     Assets held under the policy must be held for the exclusive benefit of participants and their beneficiaries under the plan. All liabilities with respect to plan participants and their beneficiaries must be satisfied before any part of the assets and income of the policy will be used for, or diverted to, purposes other than for the exclusive benefit of plan participants and their beneficiaries.

Naming a Beneficiary

     The beneficiary is the person or entity named in accordance with the plan to receive a benefit in the event of a participant's death. If the beneficiary and the annuitant die at the same time, we will assume that the beneficiary died first for purposes of paying any death benefits.

Voting Rights

     Although American Fidelity legally owns the underlying portfolios' shares, we believe that we must get instructions from participants or the policyholders about how to vote the shares when an underlying portfolio company solicits proxies in conjunction with a shareholder vote. When we receive appropriate voting instructions, we will vote all of the shares we own in proportion to those instructions. If we determine that we are no longer required to seek voting instructions, we will vote the shares in our own right.

Changes in Policy Terms

     Any changes to the policy must be made in writing and signed by an officer of American Fidelity Assurance Company.

                          ABOUT THE PARTICIPANT ACCOUNT

Purchase Payments

     Money is invested in the policy when purchase payments are made. Purchase payments can only be made during the accumulation period. Except for the initial purchase payment, purchase payments will be credited to a participant's account within one business day of receipt in our office. In accordance with the plan, the amount of a participant's purchase payments may be increased, decreased or changed at any time. All payment allocations must be in whole percentages. Purchase payments made by or on behalf of a participant must be at least $300 annually, unless we agree to a lesser amount. A participant account will not lapse even if no purchase payments are made during a policy year.

     Once we receive a minimum initial purchase payment of $25.00 and the proper enrollment forms, we will (1) issue verification of participation in the policy, and (2) allocate the initial purchase payment according to instructions provided within two business days. If we are unable to complete the initial process within five business days, we will either return the money or get permission to keep it until we obtain all of the necessary information. Purchase payments received by 3:00 p.m., Central Time, will receive same day pricing in determining the number of sub-account accumulation units to credit to a participant account.

     American Fidelity allocates purchase payments to each participant's account as instructed by the policyholder, in accordance with the terms of the plan . Subsequent purchase payments will be allocated in the same manner unless we receive other instructions. The policyholder, or the participant, if the plan permits, may change allocations among sub-accounts for future purchase payments.

Accumulation Units

     In order to keep track of the value of a participant account during the accumulation period, we use a measurement called an accumulation unit. Every purchase payment increases the number of accumulation units in a participant's account. To determine the number of accumulation units that we should credit to a participant account, we determine the value of the accumulation unit for each sub-account to which the participant allocates purchase payments. Because each sub-account has its own value, the value of the accumulation unit for each of the sub-accounts differs.

     We calculate the value of accumulation units after the New York Stock Exchange closes and then credit the participant account accordingly. On each day that both the New York Stock Exchange and American Fidelity Assurance Company are open, we determine the value of an accumulation unit for each sub-account by multiplying the accumulation unit value for the previous period by a factor for each sub-account for the current period. The factor for each sub-account is determined by:

     o dividing the value of the underlying portfolio share at the end of the current period, including the value of any dividends or gains (or losses) per share for the current period, by the value of an underlying portfolio share for the previous period; and

     o subtracting from that amount any mortality and expense risk, administrative and distribution expense charges.

     The value of an accumulation unit relating to any sub-account may go up or down from day to day. If a participant allocates purchase payments to any of the variable investment options, the value of his or her participant account will fluctuate depending upon the investment performance of the portfolio(s) corresponding to the sub-account(s) to which the participant has allocated purchase payments. (This is not true if a participant invests solely in the Guaranteed Interest Account.) The value of a participant account also depends on the expenses of the policy and the underlying portfolio.

     When a purchase payment is made, we credit the appropriate participant account with accumulation units using the accumulation unit value next determined after we receive the purchase payment. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to a sub-account by the value of the accumulation unit for that portfolio. When a withdrawal is made, the number of accumulation units in the participant account will decrease. For more information about withdrawals, see page 17.

     The following example illustrates how we calculate the number of accumulation units that should be credited to a participant account when purchase payments are made.

Example

     On Thursday, we receive an additional purchase payment of $100 designated to a participant account. The participant previously allocated 100% of this amount to the Dreyfus Stock Index Fund. When the New York Stock Exchange closes on that Thursday, we determine that a sub-account accumulation unit for the Dreyfus Stock Index Fund is valued at $10.75. To determine the increased value of the participant account, we divide $100 by $10.75 and credit the participant account on Thursday night with 9.30 accumulation units of the Dreyfus Stock Index Fund sub-account.

Suspension of Payments or Transfers

     We may be required to suspend or postpone payments or withdrawals or transfers for any period when:

     o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     o    trading on the New York Stock Exchange is restricted;

     o an emergency exists as a result of which disposal of the fund shares is not reasonably practicable or we cannot reasonably value the fund shares; or

     o during any other period when, by order, the Securities and Exchange Commission permits such suspension or postponement for the protection of owners.

     We reserve the right to defer payment for a withdrawal or transfer from the Guaranteed Interest Account for the period permitted by law but not for more than six months.

                       RECEIVING PAYMENTS FROM THE ANNUITY

Annuity Date

     In accordance with the plan, an annuity date will be established for each participant, at which time the participant will begin receiving regular monthly income payments (sometimes called distributions) from the annuity. We must be notified of the desired annuity date at least 30 days before annuity payments begin.

     The earliest annuity date that may be requested for commencement of a participant's annuity payments is 30 days after a participant's effective date. If the policy is issued pursuant to a qualified plan, the annuitant is generally required to select an annuity date that occurs by April 1 of the calendar year following either the calendar year in which the annuitant retires or the calendar year in which the annuitant turns 70 1/2, whichever comes later. Otherwise, the annuity date may not be later than the annuitant's 85th birthday or the maximum date permitted under state or federal law, whichever is earlier. This annuity date may be changed by written request any time before the original annuity date, and at least 30 days before the new annuity date. Please read the plan for other information related to distributions.

     The duration of a participant's annuity period will impact the amount of the participant's monthly annuity payments. Choosing an early annuity date may increase the duration of a participant's annuity period, which will decrease the amount of the participant's monthly annuity payments. Other material factors that determine the level of annuity benefits are the age of the annuitant, accumulation value of the annuity contract, and type and duration of the annuity option selected.

Selecting an Annuity Option

     Four annuity payment options are available under the policy. In order to receive annuity payments under an annuity option, we must receive notice of the annuity option selected at least 30 days before the annuity date. If an option is based on life expectancy, we will require proof of the payee's date of birth.

         As permitted by the plan, one of the following annuity options may be chosen. If no annuity option is selected, we will make 120 monthly annuity payments over 10 years in accordance with Option 2 below. We may make other annuity options available from time to time. After annuity payments begin, the annuity option cannot be changed.

OPTION 1           Lifetime Only              We will make monthly payments
                   Annuity               during the life of the annuitant. If
                                         this option is elected, payments will
                                         stop when the annuitant dies.

OPTION 2           Lifetime Annuity           We will make monthly payments for
                   with Guaranteed       the guaranteed period selected during
                   Periods               the life of the annuitant. When the
                                         annuitant dies, any amounts remaining
                                         under the guaranteed period selected
                                         will be distributed to the beneficiary
                                         at least as rapidly as they were being
                                         paid as of the date of the annuitant's
                                         death. The guaranteed period may be 10
                                         years or 20 years.

OPTION 3           Joint and Survivor         We will make monthly payments
                   Annuity               during the joint lifetime of the
                                         annuitant and a joint annuitant,
                                         usually husband and wife. Payments
                                         will continue during the lifetime of
                                         the survivor of those two people and
                                         will be computed on the basis of 100%,
                                         66 2/3% or 50% of the annuity payment
                                         in effect originally.

                                              If a reduced payment of 66 2/3%
                                         or 50% to the surviving annuitant is
                                         selected, fixed annuity payments will
                                         be equal to 66 2/3% or 50%, as
                                         applicable, of the fixed annuity
                                         payment during the period while both
                                         annuitants were still living.
                                         Generally, when an annuity option is
                                         based on two lives instead of one, the
                                         amount of the monthly annuity income is
                                         less during the joint lifetime of the
                                         annuitants than it would be otherwise.

OPTION 4           Period Certain             We will make monthly payments for
                                         a specified period. The specified
                                         period must be at least 5 years and
                                         cannot be more than 30 years.

Annuity Payments

     Annuity payments are paid in monthly installments and will be paid on a fixed basis only. The amount of the first monthly payment depends on the annuity option selected and the age of the annuitant at the time the first payment is due. The participant's adjusted account value will be applied to the applicable annuity table based on the annuity option selected. The policy contains tables indicating the dollar amount of the first fixed monthly payment under each annuity payment option for each $1,000 of value applied. The guaranteed interest rate on all options is 3% compounded annually. We may suspend, defer or postpone annuity payments as described on page 12.

                               INVESTMENT OPTIONS

         When purchase payments are made in connection with the 457(b) Group Variable Annuity, a participant can allocate his or her purchase payments under the policy to our Guaranteed Interest Account, any one or more of Separate Account C's sub-accounts, or both. Each of the sub-accounts corresponds with one of the portfolios listed below. Additional sub-accounts may be available in the future.

                       NAME                                      TYPE OF                           INVESTMENT ADVISOR/
                                                            PORTFOLIO COMPANY                          SUB-ADVISOR
---------------------------------------------------- -------------------------------- ----------------------------------------------
American Fidelity Dual Strategy Fund, Inc.(R)        Open-end, diversified,           Advisor:  American Fidelity Assurance Company
(Call 800-662-1106 to request portfolio prospectus)  management investment company
                                                                                      Sub-Advisors:  Seneca Capital Management LLC
                                                                                      and Todd Investment Advisors, Inc.


American Century(R)Variable Portfolios               Open-end, management             Advisor:  American Century Investment
Portfolios available under 457(b) Group Variable     investment company offering      Management, Inc.
Annuity policy:                                      one or more portfolios
   o     VP Balanced Fund                            available under the 457(b)       Sub-Advisor:  None
   o     VP Capital Appreciation Fund                Group Variable Annuity.
   o     VP Income & Growth Fund
   o     VP Ultra(R)Fund
   o     VP International Fund
(Call 800-345-6488 to request portfolio prospectus)


The Dreyfus Socially Responsible Growth Fund, Inc.   Open-end, diversified,           Advisor:  The Dreyfus Corporation
(Call 800-554-4611 to request portfolio prospectus)  management investment company


The Dreyfus Stock Index Fund, Inc.                   Open-end management investment   Advisor:  The Dreyfus Corporation
(Call 800-554-4611 to request portfolio prospectus)  company
                                                                                      Index Fund Manager:  Mellon Equity Associates
                                                                                      (affiliate of The Dreyfus Corporation)


Dreyfus Variable Investment Fund                     Open-end, management             Advisor:  The Dreyfus Corporation
Portfolios available under 457(b) Group Variable     investment company offering
Annuity policy:                                      one or more portfolios           Sub-Advisor:  None
   o     Growth and Income Portfolio                 available under the 457(b)
   o     Small Company Stock Portfolio               Group Variable Annuity.
   o     International Value Portfolio
(Call 800-554-4611 to request portfolio prospectus)


Dreyfus Investment Portfolios                        Open-end, management             Advisor:  The Dreyfus Corporation
Portfolio available under 457(b) Group Variable      investment company offering
Annuity policy:                                      one or more portfolios           Sub-Advisor:  None
   o     Technology Growth Portfolio                 available under the 457(b)
(Call 800-554-4611 to request portfolio prospectus)  Group Variable Annuity.


Federated Insurance Series                           Open-end, management             Advisor of Federated Fund For U.S. Government
   o     Federated Fund For U.S. Government          investment company offering      Securities II:  Federated Investment
            Securities II                            one or more portfolios           Management Company
   o     Federated Capital Appreciation Fund II      available under the 457(b)
(Call 800-341-7400 to request portfolio prospectus)  Group Variable Annuity.          Advisor of Federated Capital Appreciation
                                                                                      Fund II: Federated Equity Management Company
                                                                                      of Pennsylvania


Merrill Lynch Variable Series Funds, Inc.            Open-end, management             Advisor:  Merrill Lynch Investment Managers,
Portfolios available under 457(b) Group Variable     investment company offering      L.P.
Annuity policy:                                      one or more separate funds
   o     Basic Value V. I. Fund                      available under the 457(b)       Sub-Advisor:  None
   o     Small Cap Value V. I. Fund                  Group Variable Annuity.
(Call 800-MER-FUND (637-3863) to request portfolio
prospectus)


Neuberger Berman Advisers Management Trust           Open-end diversified             Advisor:  Neuberger Berman Management, Inc.
   o     AMT Balanced Portfolio                      management investment company
   o     AMT Growth Portfolio                        offering one or more             Sub-Advisor:  Neuberger Berman, L.L.C.
(Call 800-877-9700 to request portfolio prospectus)  portfolios available under the
                                                     457(b) Group Variable
                                                     Annuity.

     Shares of each of the portfolio companies are issued and redeemed in connection with investments in and payments under certain variable annuity policies and variable life insurance policies of various life insurance companies which may or may not be affiliated. None of the portfolio companies believe that offering its shares in this manner will be disadvantageous to you. Nevertheless, the board of trustees or the board of directors, as applicable, of each portfolio company intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and in order to determine what action, if any, should be taken. If such a conflict were to occur, one or more of the insurance company separate accounts might withdraw their investments from a portfolio company. An irreconcilable conflict might result in the withdrawal of a substantial amount of a portfolio's assets which could adversely affect such portfolio's net asset value per share.

     You should read the prospectuses for the portfolios carefully before investing. The prospectuses contain detailed information about the eligible portfolios, including information about deductions from and expenses paid out of the assets of the portfolios. You may request copies of the prospectuses of the portfolios by calling the telephone numbers in the table on the previous page. You may also request a copy of the Statement of Additional Information of any of the portfolios by calling the telephone numbers in the table on the previous page, or by contacting us at the address and phone number on the cover of this prospectus.

     Interests in the Guaranteed Interest Account are not registered under the Securities Act of 1933 because of certain exemptive and exclusionary provisions. The Guaranteed Interest Account also is not registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interests in it are subject to the provisions of these Acts. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Substitution

     At our discretion, we may substitute another eligible investment option for any one of the portfolios available under the 457(b) Group Variable Annuity. If we decide to make a substitution, we will give you notice of our intention.

Transfers

     Upon receipt of proper instructions, and as the plan permits, we will make transfers between any of the investment options to which payments have been allocated. We reserve the right to limit the number of transfers that may be made. All asset transfers made in any one day count as one transfer. We will not be liable for transfers made at a participant's or a policyholder's direction. All transfers must be in whole percentages. Currently, there is no transfer fee; however, we reserve the right, at any time and without prior notice, to end, suspend or change the transfer privilege, in which case we will provide written notice of any such action.

Automatic Dollar Cost Averaging

     Automatic dollar cost averaging allows a participant to transfer an established amount of money each quarter from one investment option to another. The minimum amount that may be transferred from an investment option in this way is $500. Only one investment option can be used as the source of a transfer. By transferring the same amount on a regular schedule instead of transferring a larger amount at one time, a participant may be less susceptible to the impact of market fluctuations. Automatic dollar cost averaging is only available during the accumulation period.

     If you participate in automatic dollar cost averaging, the transfers made under the program are taken into account in determining any transfer fee; however, no other fees are charged.

Asset Rebalancing

     After a participant allocates his or her money to different investment options, the performance of the different investment options may cause the allocation of the total investment to shift. At the participant's direction, we will automatically rebalance a participant account to return the total investment to the original percentage allocations. If a participant requests our asset rebalancing service, we will make any necessary transfers on the first day after the end of the policy year. Asset rebalancing is only available in the accumulation period.

     If you participate in asset rebalancing, the transfers made under the program are taken into account in determining any transfer fee; however, no other fees are charged.

                                    EXPENSES

     Charges and expenses that exist in connection with the 457(b) Group Variable Annuity will reduce a participant's investment return. You should carefully read this section for information about these expenses.

Insurance Charges

     We pay all of the operating expenses of Separate Account C, and we deduct insurance charges from each participant account. We deduct the insurance charges when we calculate the value of the accumulation units. The insurance charges include:

     o    mortality and expense risk;

     o    administrative expense; and

     o    distribution expense.

     Mortality and Expense Risk Charge. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily value of the policy invested in a portfolio, after expenses are deducted. This charge compensates us for all the insurance benefits provided by the policy, including the guarantee of annuity rates, the death benefits, and certain other expenses, related to the policy, and for assuming the risk that the current charges will not be sufficient in the future to cover the cost of administering the policy.

     Administrative Charge. The administrative charge for each participant is equal, on an annual basis, to 0.15% of the average daily value of the participant account invested in a portfolio, after portfolio expenses are deducted. We may increase this charge, but it will never be more than 0.25% of the average daily value of a participant account invested in a portfolio. This charge is for all the expenses associated with the policy's administration. Some examples of these expenses include: preparing the policy, confirmations, annual reports and statements, maintaining policy records, personnel costs, legal and accounting fees, filing fees and computer and systems costs.

     Distribution Expense Charge. The distribution expense charge for each participant is equal, on an annual basis, to 0.10% of the average daily value of the participant account invested in a portfolio, after portfolio expenses are deducted. We may increase this charge, but it will never be more than 0.25% of the average daily value of the participant account invested in a portfolio. This charge compensates us for the costs associated with distributing the policies.

Withdrawal Charge

     Any withdrawals made may be subject to a withdrawal charge. The withdrawal charge compensates us for expenses associated with selling the 457(b) Group Variable Annuity. The withdrawal charge is a percentage of the amount withdrawn, as shown in the Fee Table on page 3. We calculate the withdrawal charge at the time of each withdrawal. The withdrawal charge will never exceed 8% of the total purchase payments. No withdrawal charge will be applied when a death benefit is paid.

Portfolio Company Expenses

     In addition to the charges discussed above, there are deductions from, and expenses paid out of, the assets of the portfolio companies. These deductions and expenses are described in the prospectuses for those companies.

Taxes

     If we have to pay state or other governmental entity (e.g., municipalities) premium taxes or similar taxes relating to the policy, we will deduct the amount of the tax from the policy. Some of these taxes are due when the policy is issued; others are due when your annuity payments begin. We pay any premium taxes when they become payable to the states. Premium taxes generally range from 0% to 4.0%, depending on the state.

     We will also deduct from the policy any income taxes which we incur as a result of the policy. Currently, we are not making any such deductions.

                                   WITHDRAWALS

     If a policyholder's plan permits, a participant may be allowed to withdraw cash from his or her participant account by redeeming all or part of the accumulation units in his or her participant account at any time during the accumulation period, before we begin making annuity payments. After we begin making annuity payments, no withdrawals or redemptions may be made.

     Any partial withdrawal must be at least $250, although we may make exceptions for unforeseen emergencies, as defined by the plan. The redemption value of a participant account is equal to the value of the accumulation units in the account next computed after we receive the request for withdrawal. The withdrawal charge, if applicable, and any taxes due will be deducted from the amount withdrawn before the participant receives it. We will deduct an equal dollar amount of the money withdrawn pro-rata from each of the participant's investment options. If a participant does not want the withdrawal to come from each of his or her investment options equally, the participant must specify the investment options from which the withdrawals are to be made, using a form we accept. We reserve the right to distribute the full amount of any participant account that, after a withdrawal, has a value of less than $100. We will mail any payment within seven days of receiving an acceptable request for withdrawal unless the payment is suspended, deferred or postponed, as described on page 12. Income taxes and certain restrictions may apply to any withdrawal you make.

     A withdrawal is a redemption of accumulation units. If accumulation units are redeemed, the number of accumulation units in a participant's account will decrease. The reduction in the number of accumulation units will equal the amount withdrawn, divided by the applicable accumulation unit value next computed after we receive the withdrawal request. A participant's request for withdrawal must be submitted to us in writing on a form we accept. In certain instances, we may require additional documents, such as trust instruments, death certificates, appointments as executor or administrator or certificates of corporate authority. All proper withdrawal requests received before 3:00 p.m., Central Time, will receive same-day pricing.

     Payments for accumulation units redeemed are made within seven business days after we receive a properly tendered request; however, we may delay the mailing of a redemption check for recently purchased accumulation units until such time as the payment check has cleared. Additionally, we may suspend, defer or delay payments as described on page 12.

                              DEATH BENEFIT AMOUNT

     The death benefit amount will be paid within seven days of receipt of proof of death and proper written instructions, unless we suspend, defer or postpone payments as described on page 12.

Death of Participant Before the Annuity Date

     If a participant dies prior to the annuity date, the death benefit will be the greater of: (1) the participant's purchase payments, less any withdrawals and withdrawal charges, or (2) the participant's account value, adjusted for taxes determined as of the valuation period during which we receive both proof of death and an election for the payment period.

Death of Annuitant After the Annuity Date

     If an annuitant dies during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the annuitant's death.


                                      TAXES

     The following general tax discussion is not intended as tax advice. Participants should consult their own tax advisors about their circumstances. We have included additional information regarding taxes in the Statement of Additional Information.

Tax Treatment of Distributions

     The rules of the Internal Revenue Code of 1986, as amended (the "Code"), which relate to an eligible deferred compensation plan under Section 457(b) of the Code, generally provide that a participant will not be taxed on any increase in the value of the participant account until a distribution occurs. Taxes will be due on the amount of any distribution as it is paid to you. If the distribution is an "eligible rollover distribution," we are generally required to withhold 20% of the distribution for federal income tax purposes unless a direct rollover to an eligible retirement plan is elected. You should discuss with a tax advisor the tax implications of a distribution before electing to receive a distribution from the Plan.

Distributions

     The Code limits distributions from a 457(b) plan. Distributions can only be made when a participant:

     o    reaches age 70 1/2;

     o    leaves his/her job;

     o    dies; or

     o is faced with an "unforeseeable emergency" (as defined in the plan, pursuant to the Code and Treasury Regulations).

     Distributions required to be made from a participant account must meet certain rules concerning required distributions that are set forth in the Code. When distributions are required under the Code, a certain minimum amount, determined under the Code, must be distributed each year.

Diversification

     The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that all of the portfolios are being managed in such a way that they comply with the requirements.

     Neither the Internal Revenue Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not American Fidelity, would be considered the owner of the shares of the portfolios. If you are considered the owner of the portfolios' shares, it will result in the loss of the favorable tax treatment for the policy. It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios for which owners may select. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is a position which is not new, it may be applied retroactively and you, as the owner of the policy, could be treated as the owner of the portfolios.

     Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

                                OTHER INFORMATION

American Fidelity Assurance Company

     We are an Oklahoma stock life insurance company organized in 1960. We are licensed to conduct life, annuity and accident and health insurance business in forty-nine states and the District of Columbia.

     Our office is located at 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106. We have been a wholly-owned subsidiary of American Fidelity Corporation since 1974. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership. William M. Cameron, an individual, and Lynda L. Cameron, an individual, each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership. The address of both American Fidelity Corporation and Cameron Enterprises A Limited Partnership, is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Separate Account C

     We established Separate Account C under Oklahoma insurance law on June 4, 2002 to hold the assets that underlie the 457(b) Group Variable Annuity. Separate Account C is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into 18 sub-accounts.

     We hold Separate Account C's assets in our name on behalf of Separate Account C, and those assets legally belong to us. Under Oklahoma law, however, those assets cannot be charged with liabilities that arise out of any other business that we conduct. All of the income, gains and losses (realized or unrealized) that result from the Separate Account's assets are credited to or charged against Separate Account C without regard to our other income, gains and losses. We are obligated to pay all benefits and make all payments under the 457(b) Group Variable Annuity.

Underwriter

     American Fidelity Securities, Inc., a wholly-owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The principal business address of American Fidelity Securities, Inc. is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Legal Proceedings

     There are no pending material legal proceedings affecting us, Separate Account C or American Fidelity Securities, Inc.

Financial Statements

     Our financial statements and Separate Account C's financial statements are included in our Statement of Additional Information. The cover of this prospectus contains information about how to obtain our Statement of Additional Information.


                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION
                                                                         Page
                                                                         ----

General Information and History of American Fidelity Assurance Company......1
Federal Tax Status..........................................................2
Fixed Annuity Payout........................................................5
Legal Opinions..............................................................5
Underwriter.................................................................5
Custodian and Independent Accountants.......................................5
Financial Statements........................................................5

---------------------------------                                       PLACE
---------------------------------                                       STAMP
---------------------------------                                        HERE



                         American Fidelity Assurance Company
                         P.O. Box 25520
                         Oklahoma City, OK  73125-0520



                         Attention:  Annuity Services Department

Please send me the Statement of Additional Information for the following:


[ ] 457(b) Group Variable Annuity          [ ] Dreyfus Variable Investment Fund
[ ] American Fidelity Dual Strategy        [ ] Dreyfus Investment Portfolios
      Fund, Inc.(R)
[ ] American Century(R) Variable           [ ] Federated Insurance Series
      Portfolios
[ ] The Dreyfus Socially Responsible       [ ] Merrill Lynch Variable Series
      Growth Fund, Inc.                          Funds, Inc.
[ ] The Dreyfus Stock Index Fund, Inc.     [ ] Neuberger Berman Advisers
                                                 Management Trust


Name    _______________________________________________________________
         (please print)
Address ________________________________________________________________

        ________________________________________________________________

        ________________________________________________________________

                          457(b) Group Variable Annuity

                                    issued by

                      American Fidelity Separate Account C

                                       and

                       American Fidelity Assurance Company


                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2004


     This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectus dated May 1, 2004 for the 457(b) Group Variable Annuity.

     The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus,

         write to us at:               call us at:           e-mail us at:
         P.O. Box 25520               (800) 662-1106      va.help@af-group.com
Oklahoma City, Oklahoma 73125-0520

                          457(b) Group Variable Annuity

                                    issued by

                      American Fidelity Separate Account C

                                       and

                       American Fidelity Assurance Company


                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2004


                                TABLE OF CONTENTS

                                                                         Page
                                                                         ----
General Information and History of American Fidelity Assurance Company......1
Federal Tax Status..........................................................2
Fixed Annuity Payout........................................................5
Legal Opinions..............................................................5
Underwriter.................................................................5
Custodian and Independent Accountants.......................................5
Financial Statements........................................................5

                          457(b) Group Variable Annuity

                                    issued by

                      American Fidelity Separate Account C

                                       and

                       American Fidelity Assurance Company


                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2004


================================================================================

                       GENERAL INFORMATION AND HISTORY OF
                       AMERICAN FIDELITY ASSURANCE COMPANY

     American Fidelity Assurance Company was organized in Oklahoma in 1960. Neither the sales of variable annuity policies nor the sales of any other insurance product by American Fidelity Assurance Company have ever been suspended by any state where we have done or are presently doing business.

     American Fidelity Assurance Company is a wholly-owned subsidiary of American Fidelity Corporation, an insurance holding company. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership. William M. Cameron, an individual, and Lynda L. Cameron, an individual, each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership.

                               FEDERAL TAX STATUS

     NOTE: The following description is based upon American Fidelity Assurance Company's understanding of current federal income tax law applicable to annuities in general. American Fidelity Assurance Company cannot predict the probability that any changes in such laws will be made. You are cautioned to seek competent tax advice regarding the possibility of such changes. American Fidelity Assurance Company does not guarantee the tax status of the policies. You bear the complete risk that the policies may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

     American Fidelity Assurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, Separate Account C is not a separate entity from American Fidelity Assurance Company, and its operations form a part of American Fidelity Assurance Company.

Diversification

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (the "Treasury Department"). Disqualification of the policy as an annuity contract would result in imposition of federal income tax to you with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that annuity contracts such as the policies meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

     The Treasury Department has issued regulations (including Treas. Reg. ss. 1.817-5) which establish diversification requirements for the investment portfolios underlying variable contracts such as the policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     American Fidelity Assurance Company intends that all funds underlying the policies will be managed by the investment advisors in such a manner as to comply with these diversification requirements.

     The diversification regulations issued by the Treasury Department do not provide guidance regarding the circumstances in which owner control of the investments of Separate Account C will cause the owner to be treated as the owner of the assets of Separate Account C, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of Separate Account C resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to receipt of payments under the policy.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of Separate Account C.

     Due to the uncertainty in this area, American Fidelity Assurance Company reserves the right to modify the policy in an attempt to maintain favorable tax treatment.

Section 457(b) Plan Federal Tax Status

     Section 457 of the Internal Revenue Code of 1986, as amended (the "Code") allows employees and independent contractors of state and local governments and tax-exempt organizations to defer a portion of their salaries or compensation to retirement years without paying current income tax on either the deferrals or the earnings on the deferrals. Because all of the contributions to the participant accounts are made on a pre-tax basis, all distributions will be subject to federal income tax unless the distribution is rolled over to a qualified retirement plan, a Section 403(b) plan, a traditional IRA or another governmental Section 457 plan in a direct rollover. You should seek competent advice about the tax consequences of any distributions.

Income Tax Withholding

     All distributions from plans that meet the requirements of Section 457 of the Code and are sponsored by governmental employers are includible in the gross income of the participant and will be subject to federal income tax withholding pursuant to Section 3405 of the Code. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the participant, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Participants are liable for payment of any federal income tax payable on a distribution and those who elect not to have withholding made or who elect to have withholding done at a different rate are still required to pay the full amount of any tax owed. Participants may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient. Participants who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, United States citizens residing outside of the country, or United States legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

     There is a mandatory 20% withholding for distributions that are eligible for rollover to qualified retirement plans, Section 403(b) plans, traditional IRAs, and governmental Section 457 plans but that are not directly rolled over. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal periodic payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; (b) distributions which are required minimum distributions; or (c) distributions made in the event of an unforeseeable emergency as defined in regulations issued by the Treasury Department. A distribution including a rollover that is not a direct rollover will require the 20% withholding and any withheld amount not added back in the rollover will be taxable income. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year. Participants should consult their own tax counsel or other tax advisor regarding withholding requirements.

Penalty Tax on Distributions Attributed to Rollovers

     Generally, in addition to ordinary income tax, a penalty equal to 10% of the amount of any payment will apply to any distribution received from the 457(b) Group Variable Annuity to the extent attributable to a rollover from a qualified plan, an IRA or a 403(b) plan if received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy or other exceptions which may apply.

Special Rules for Distributions that are Rolled Over

     Special rules apply to a distribution from a governmental ss. 457 plan if the distribution is properly rolled over in accordance with the provisions of the Code. These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 days of receipt:

     o To a traditional individual retirement arrangement under Section 408 of the Code;

     o    To a qualified retirement plan;

     o    To a Section 403(b) plan; or

     o    To another governmental Section 457(b) plan.

     These special rules only apply to distributions that qualify as "eligible rollover distributions" under the Code. In general, a distribution from a governmental 457(b) plan will be an eligible rollover distribution EXCEPT to the extent:

     o It represents the return of "after-tax" contributions or is not otherwise includable in income (unless the distribution is rolled over to a traditional individual retirement arrangement under Section 408 of the Code, a Corporate Pension Profit-Sharing/401(k) or H.R.10 Plan and certain requirements are met);

     o It is part of a series of payments made for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary under the plan or for a period of more than ten years;

     o It is a required minimum distribution under Section 401(a)(9) of the Code as described below; or

     o    It is made from a Plan by reason of a hardship.

     Required minimum distributions under Section 401(a)(9) include the following required payments:

     o Required payments for the later of the calendar year in which the taxpayer reaches age 70-1/2;

     o The calendar year the taxpayer terminates employment with the employer or for any later calendar year; or

     o    The occurrence of an unforeseeable emergency.

     The administrator of the governmental Section 457(b) plan should provide additional information about these rollover tax rules when a distribution is made.

Required Distributions

     Distributions from a policy issued pursuant to a Section 457(b) Plan must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

     o Required distributions generally must start by April 1 of the calendar year following the calendar year in which the taxpayer reaches age 70-1/2; and

     o When distributions are required under the Code, a certain minimum amount, determined under the Code, must be distributed each year.

     In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of the taxpayer's death. The applicable plan documents will contain such rules.

                              FIXED ANNUITY PAYOUT

     The dollar amount of each fixed annuity payment will be at least as great as that determined in accordance with the annuity table that corresponds with the annuity option selected. The fixed annuity provides an annual guaranteed interest rate on all annuity options. American Fidelity Assurance Company may pay or credit excess interest on a fixed annuity at its discretion.

                                 LEGAL OPINIONS

     McAfee & Taft A Professional Corporation, Oklahoma City, Oklahoma, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.

                                   UNDERWRITER

     American Fidelity Securities, Inc., a wholly-owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The policies are offered on a continuous basis. The aggregate underwriting commissions paid to and retained by American Fidelity Securities in connection with Separate Account C for 2002 was $3.00 and for 2003 was $1,171.00.

                      CUSTODIAN AND INDEPENDENT ACCOUNTANTS

     The name and address of the person who maintains physical possession of the accounts, books and other documents of American Fidelity Separate Account C required by Section 31(a) of the Investment Company Act of 1940 is David R. Carpenter, Executive Vice President and Treasurer, American Fidelity Assurance Company, 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

         The financial statements of American Fidelity Separate Account C included in this Statement of Additional Information have been audited by KPMG LLP, independent auditors, as set forth in its report appearing below. KPMG LLP's address is 700 Oklahoma Tower, Oklahoma City, Oklahoma 73102.

                              FINANCIAL STATEMENTS

     Following are the financial statements of Separate Account C and American Fidelity Assurance Company. The financial statements of American Fidelity Assurance Company should be considered only as bearing upon the ability of American Fidelity Assurance Company to meet its obligations under the policies; they should not be considered as bearing on the investment performance of the assets held in Separate Account C.

                      AMERICAN FIDELITY SEPARATE ACCOUNT C

                              Financial Statements

                                December 31, 2003

                   (With Independent Auditors' Report Thereon)

                          Independent Auditors' Report



Board of Directors
American Fidelity Assurance Company, and
Contract Owners
American Fidelity Separate Account C:


We have audited the accompanying statements of assets and liabilities of the Socially Responsible Growth, Stock Index, Growth and Income, Small Company Stock, International Value, Technology Growth, Small Cap Value V.I. (formerly Small Cap Value Focus), Basic Value V.I. (formerly Basic Value Focus), VP Balanced, VP Capital Appreciation, VP Income and Growth, VP Ultra, VP International, Dual Strategy Fund, U.S. Government, Capital Appreciation, AMT Balanced, AMT Growth, and AMT Liquid segregated subaccounts of American Fidelity Separate Account C as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets, and financial highlights for the year ended December 31, 2003 and from inception (September 2, 2002) through December 31, 2002. These financial statements and financial highlights are the responsibility of Account C's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2003 were verified by confirmation with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned segregated subaccounts of American Fidelity Separate Account C as of December 31, 2003, and the results of their operations for the year then ended, the changes in their net assets, and financial highlights for the year ended December 31, 2003 and from inception (September 2, 2002) through December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.


                                        KPMG LLP

Oklahoma City, Oklahoma
January 16, 2004

                                               AMERICAN FIDELITY SEPARATE ACCOUNT C
                                               Statements of Assets and Liabilities
                                                         December 31, 2003

                                                                                  Segregated Subaccounts
                                                            ----------------------------------------------------------------------
                                                              Socially               Growth     Small
                                                            Responsible    Stock      and      Company   International  Technology
                                                               Growth      Index     Income     Stock        Value        Growth
                                                               ------      -----     ------     -----        -----        ------
Investments:
  Dreyfus Socially Responsible Growth Fund, Inc.
    (656 shares at net asset value of $23.79 per share)
    (cost $14,122)                                           $  15,599          -          -          -           -            -
  Dreyfus Stock Index Fund (3,276 shares at net
    asset value of $28.42 per share) (cost $83,692)                  -     93,093          -          -           -            -
  Dreyfus Variable Investment Funds:
    Growth and Income Portfolio (1,078 shares at
      net asset value of $20.16 per share) (cost $19,133)            -          -     21,734          -           -            -
    Small Company Stock Portfolio (407 shares at net
      asset value of $20.34 per share) (cost $6,752)                 -          -          -      8,275           -            -
    International Value Portfolio (913 shares at net
      asset value of $13.54 per share) (cost $9,998)                 -          -          -          -      12,356            -
  Dreyfus Investment Portfolios:
    Technology Growth Portfolio (357 shares at net
      asset value of $8.68 per share) (cost $2,953)                  -          -          -          -           -        3,097
                                                             ---------    -------    -------     ------      ------       ------
            Total assets                                        15,599     93,093     21,734      8,275      12,356        3,097
            Total liabilities                                        1          8          2          1           1            -
                                                             ---------    -------    -------     ------      ------       ------
Net assets                                                   $  15,598     93,085     21,732      8,274      12,355        3,097
                                                             =========    =======    =======     ======      ======       ======
Accumulation units outstanding                                 1,281.4    7,355.2    1,740.0      601.6       969.7        264.6

Net asset value per unit                                     $  12.173     12.656     12.490     13.754      12.741       11.704


See accompanying notes to financial statements.

                      AMERICAN FIDELITY SEPARATE ACCOUNT C
                      Statements of Assets and Liabilities
                                December 31, 2003

                                                     Segregated Subaccounts
                                                    -------------------------
                                                    Small Cap        Basic
                                                    Value V.I.     Value V.I.
                                                    ----------     ----------
Investments:
  Merrill Lynch Variable Series Funds:
    Small Cap Value V.I. Fund, formerly
      Special Value V.I. Fund  (3,115 shares at
      net asset value of $25.60 per share)
      (cost $66,122)                                 $ 79,736              -
    Basic Value V.I. Fund (3,292 shares at net
      asset value of $14.31 per share)
      (cost $39,821)                                        -         47,111
                                                     --------        -------
             Total assets                              79,736         47,111
             Total liabilities                              6              4
                                                     --------        -------
Net assets                                           $ 79,730         47,107
                                                     ========        =======
Accumulation units outstanding                        5,641.1        3,444.5

Net asset value per unit                             $ 14.134         13.676


See accompanying notes to financial statements.

                                               AMERICAN FIDELITY SEPARATE ACCOUNT C
                                               Statements of Assets and Liabilities
                                                         December 31, 2003

                                                                                    Segregated Subaccounts
                                                            ----------------------------------------------------------------------
                                                                            VP           VP                                 Dual
                                                               VP        Capital     Income and     VP           VP       Strategy
                                                            Balanced   Appreciation    Growth      Ultra    International   Fund
                                                            --------   ------------    ------      -----    -------------   ----
Investments:
  American Century Variable Portfolios:
    VP Balanced (1,466 shares at net asset
      value of $6.74 per share) (cost $9,530)              $  9,879           -            -           -            -           -
    VP Capital and Appreciation (1,573 shares at net
      asset value of $7.12 per share) (cost $10,610)              -      11,198            -           -            -           -
    VP Income and Growth (1,817 shares at net asset
      value of $6.57 per share) (cost $10,680)                    -           -       11,938           -            -           -
    VP Ultra (456 shares at net asset value of
      $9.18 per share) (cost $3,728)                              -           -            -       4,187            -           -
    VP International Value (563 shares at net asset
      value of $6.43) (cost $3,117)                               -           -            -           -        3,621           -
  American Fidelity Dual Strategy Fund, Inc. (6,512
    shares at net asset value of $9.45) (cost $55,418)            -           -            -           -            -      61,559
                                                           --------      ------       ------      ------       ------     -------
            Total assets                                      9,879      11,198       11,938       4,187        3,621      61,559
            Total liabilities                                     1           1            1           1            1           5
                                                           --------      ------       ------      ------       ------     -------
Net assets                                                 $  9,878      11,197       11,937       4,186        3,620      61,554
                                                           ========      ======       ======      ======       ======     =======
Accumulation units outstanding                                819.7       922.8        972.0       356.4        303.3     5,101.8

Net asset value per unit                                   $ 12.050      12.133       12.281      11.746       11.937      12.065


See accompanying notes to financial statements.

                                               AMERICAN FIDELITY SEPARATE ACCOUNT C
                                               Statements of Assets and Liabilities
                                                         December 31, 2003
                                                                                            Segregated Subaccounts
                                                                       ------------------------------------------------------------
                                                                          U.S.           Capital        AMT          AMT       AMT
                                                                       Government     Appreciation    Balanced     Growth    Liquid
                                                                       ----------     ------------    --------     ------    ------
Investments:
  Federated Insurance Series Trust:
    Federated Fund for U.S. Government Securities II (9,017 shares
      at net asset value of $11.77 per share) (cost $105,508)          $  106,133            -            -             -        -
    Federated Fund Capital Appreciation Fund II
      (788 shares at net asset value of $5.46) (cost $3,803)                    -        4,303            -             -        -
  Neuberger Berman Advisers Management Trust:
    AMT Balanced Portfolio (329 shares at net asset value of
      $8.93 per share) (cost $2,798)                                            -            -        2,934             -        -
    AMT Growth Portfolio (110 shares at net asset value of
      $10.42 per share) (cost $1,125)                                           -            -            -         1,150        -
    AMT Liquid Asset Portfolio (0 shares at net asset value
      of $0 per share) (cost $0)                                                -            -            -             -        -
                                                                       ----------       ------       ------        ------     ----
            Total assets                                                  106,133        4,303        2,934         1,150        -
            Total liabilities                                                   9            -            1             -        -
                                                                       ----------       ------       ------        ------     ----
Net assets                                                             $  106,124        4,303        2,933         1,150        -
                                                                       ==========       ======       ======        ======     ====

Accumulation units outstanding                                           10,423.9        364.7        262.3         107.4        -

Net asset value per unit                                               $   10.181       11.800       11.183        10.705        -


See accompanying notes to financial statements.

                                               AMERICAN FIDELITY SEPARATE ACCOUNT C
                                                     Statements of Operations
                                                         December 31, 2003

                                                                                  Segregated Subaccounts
                                                            ----------------------------------------------------------------------
                                                              Socially               Growth     Small
                                                            Responsible    Stock      and      Company   International  Technology
                                                               Growth      Index     Income     Stock        Value        Growth
                                                               ------      -----     ------     -----        -----        ------
Investment income (loss):
  Investment income distribution from underlying
    mutual fund                                              $    15          645       97           2         100           -
                                                             -------        -----    -----       -----       -----         ---
  Less expenses:
    Mortality and risk                                            71          428      113          45          68          10
    Administration                                                 8           52       13           5           8           1
    Distribution                                                   6           34        9           4           5           1
                                                             -------        -----    -----       -----       -----         ---
         Total expenses                                           85          514      135          54          81          12
                                                             -------        -----    -----       -----       -----         ---
         Net investment income (loss)                            (70)         131      (38)        (52)         19         (12)
                                                             -------        -----    -----       -----       -----         ---
Realized gains (losses) on investments:
  Realized gains distributions from underlying
    mutual fund                                                    -            -        -           -           -           -
                                                             -------        -----    -----       -----       -----         ---
  Proceeds from sales                                              -        1,746        1           4         161           -
  Cost of investments sold                                         -        1,885        1           4         155           -
                                                             -------        -----    -----       -----       -----         ---
                                                                   -         (139)       -           -           6           -
                                                             -------        -----    -----       -----       -----         ---
         Net realized gains (losses) on investments                -         (139)       -           -           6           -
                                                             -------        -----    -----       -----       -----         ---
Unrealized appreciation (depreciation) on investments,
  end of year                                                  1,477        9,401    2,601       1,523       2,358         144
Unrealized appreciation (depreciation) on investments,
  beginning of year                                              (14)        (154)     (32)        (17)        (23)          -
                                                             -------        -----    -----       -----       -----         ---
         Change in unrealized appreciation
           (depreciation)                                      1,491        9,555    2,633       1,540       2,381         144
                                                             -------        -----    -----       -----       -----         ---
         Net increase (decrease) in net
           assets resulting from operations                  $ 1,421        9,547    2,595       1,488       2,406         132
                                                             =======        =====    =====       =====       =====         ===

See accompanying notes to financial statements.

                     AMERICAN FIDELITY SEPARATE ACCOUNT C
                           Statements of Operations
                               December 31, 2003

                                                     Segregated Subaccounts
                                                    -------------------------
                                                    Small Cap        Basic
                                                    Value V.I.     Value V.I.
                                                    ----------     ----------
Investment income (loss):
  Investment income distribution from
    underlying mutual fund                          $     50           470
                                                    --------         -----
  Less expenses:
    Mortality and risk                                   420           241
    Administration                                        50            29
    Distribution                                          33            20
                                                    --------         -----
            Total expenses                               503           290
                                                    --------         -----
            Net investment income (loss)                (453)          180
                                                    --------         -----
Realized gains (losses) on investments:
  Realized gains distributions from
    underlying mutual fund                               111             -
                                                    --------         -----
  Proceeds from sales                                    454           743
  Cost of investments sold                               443           687
                                                    --------         -----
                                                          11            56
                                                    --------         -----
            Net realized gains (losses) on
              investments                                122            56

Unrealized appreciation (depreciation) on
  investments, end of year                            13,614         7,290
Unrealized appreciation (depreciation) on
  investments, beginning of year                        (204)           (6)
                                                    --------         -----
            Change in unrealized
              appreciation (depreciation)             13,818         7,296
                                                    --------         -----
            Net increase (decrease) in net
              assets resulting from operations      $ 13,487         7,532
                                                    ========         =====


See accompanying notes to financial statements.

                                               AMERICAN FIDELITY SEPARATE ACCOUNT C
                                                     Statements of Operations
                                                         December 31, 2003

                                                                                    Segregated Subaccounts
                                                            ----------------------------------------------------------------------
                                                                            VP           VP                                 Dual
                                                               VP        Capital     Income and     VP           VP       Strategy
                                                            Balanced   Appreciation    Growth      Ultra    International   Fund
                                                            --------   ------------    ------      -----    -------------   ----
Investment income (loss):
  Investment income distribution from underlying
    mutual fund                                             $    1           -            11          -           7         544
                                                           -------         ---         -----        ---         ---       -----
  Less expenses:
    Mortality and risk                                          22          44            48         26          22         337
    Administration                                               3           5             5          3           2          40
    Distribution                                                 2           4             4          2           2          27
                                                           -------         ---         -----        ---         ---       -----
          Total expenses                                        27          53            57         31          26         404
                                                           -------         ---         -----        ---         ---       -----
          Net investment income (loss)                         (26)        (53)          (46)       (31)        (19)        140
                                                           -------         ---         -----        ---         ---       -----
Realized gains (losses) on investments:
  Realized gains distributions from underlying
    mutual fund                                                  -           -             -          -           -           -
                                                           -------         ---         -----        ---         ---       -----
  Proceeds from sales                                        2,105           -             -          -           -         876
  Cost of investments sold                                   2,180           -             -          -           -         856
                                                           -------         ---         -----        ---         ---       -----
                                                               (75)          -             -          -           -          20
                                                           -------         ---         -----        ---         ---       -----
          Net realized gains (losses) on investments           (75)          -             -          -           -          20

Unrealized appreciation (depreciation) on investments,
  end of year                                                  349         588         1,258        459         504       6,141
Unrealized appreciation (depreciation) on investments,
  beginning of year                                            (10)          -           (16)       (21)        (15)        (61)
                                                           -------         ---         -----        ---         ---       -----
          Change in unrealized appreciation
            (depreciation)                                     359         588         1,274        480         519       6,202
                                                           -------         ---         -----        ---         ---       -----
          Net increase (decrease) in net
            assets resulting from operations               $   258         535         1,228        449         500       6,362
                                                           =======         ===         =====        ===         ===       =====


See accompanying notes to financial statements.

                                         AMERICAN FIDELITY SEPARATE ACCOUNT C
                                               Statements of Operations
                                                   December 31, 2003

                                                                              Segregated Subaccounts
                                                         ------------------------------------------------------------
                                                            U.S.           Capital        AMT          AMT       AMT
                                                         Government     Appreciation    Balanced     Growth    Liquid
                                                         ----------     ------------    --------     ------    ------
Investment income (loss):
  Investment income distribution from
    underlying mutual fund                               $    538           4           21             -          103
                                                         --------         ---          ---            --        -----
  Less expenses:
    Mortality and risk                                        600          24           12             2            4
    Administration                                             73           2            1             -            1
    Distribution                                               48           2            1             -            -
                                                         --------         ---          ---            --        -----
             Total expenses                                   721          28           14             2            5
                                                         --------         ---          ---            --        -----
             Net investment income (loss)                    (183)        (24)           7            (2)          98
                                                         --------         ---          ---            --        -----
Realized gains (losses) on investments:
  Realized gains distributions from
    underlying mutual fund                                     70           -            -             -            -
                                                         --------         ---          ---            --        -----
  Proceeds from sales                                       7,969           -            1             -        2,246
  Cost of investments sold                                  8,069           -            1             -        2,246
                                                         --------         ---          ---            --        -----
                                                             (100)          -            -             -            -
                                                         --------         ---          ---            --        -----
             Net realized gains (losses)
               on investments                                 (30)          -            -             -            -

Unrealized appreciation (depreciation)
  on investments, end of year                                 625         500          136            25            -
Unrealized appreciation (depreciation)
  on investments, beginning of year                            47         (15)          (4)            -            -
                                                         --------         ---          ---            --        -----
             Change in unrealized appreciation
               (depreciation)                                 578         515          140            25            -
                                                         --------         ---          ---            --        -----
             Net increase (decrease) in net
               assets resulting from operations          $    365         491          147            23           98
                                                         ========         ===          ===            ==        =====

See accompanying notes to financial statements.

                                               AMERICAN FIDELITY SEPARATE ACCOUNT C
                                                Statements of Changes in Net Assets
                                                         December 31, 2003

                                                                                  Segregated Subaccounts
                                                            ----------------------------------------------------------------------
                                                              Socially               Growth     Small
                                                            Responsible    Stock      and      Company   International  Technology
                                                               Growth      Index     Income     Stock        Value        Growth
                                                               ------      -----     ------     -----        -----        ------

Increase (decrease) in net assets from operations:
    Net investment income (loss)                             $    (70)       131        (38)      (52)         19          (12)
    Net realized gains (losses) on investments                      -       (139)         -         -           6            -
    Change in unrealized appreciation (depreciation)
       on investments                                           1,491      9,555      2,633     1,540       2,381          144
                                                             --------     ------     ------     -----      ------        -----
               Net increase (decrease) in net
                 assets resulting from operations               1,421      9,547      2,595     1,488       2,406          132
                                                             --------     ------     ------     -----      ------        -----
Changes from principal transactions:
    Net purchase payments received (note 3)                    13,638     79,319     18,250     6,128       9,203        2,965
    Withdrawal of funds (notes 2 and 3)                             -     (1,746)         -         -        (160)           -
                                                             --------     ------     ------     -----      ------        -----
               Increase in net assets derived from
                 principal transactions                        13,638     77,573     18,250     6,128       9,043        2,965
                                                             --------     ------     ------     -----      ------        -----
               Increase in net assets                          15,059     87,120     20,845     7,616      11,449        3,097

Net assets, beginning of year                                     539      5,965        887       658         906            -
                                                             --------     ------     ------     -----      ------        -----
Net assets, end of year                                      $ 15,598     93,085     21,732     8,274      12,355        3,097
                                                             ========     ======     ======     =====      ======        =====

See accompanying notes to financial statements.

                      AMERICAN FIDELITY SEPARATE ACCOUNT C
                       Statements of Changes in Net Assets
                                December 31, 2003

                                                     Segregated Subaccounts
                                                    -------------------------
                                                    Small Cap        Basic
                                                    Value V.I.     Value V.I.
                                                    ----------     ----------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $   (453)           180
  Net realized gains (losses) on investments              122             56
  Change in unrealized appreciation (depreciation)
    on investments                                     13,818          7,296
                                                     --------         ------
          Net increase (decrease) in net assets
            resulting from operations                  13,487          7,532
                                                     --------         ------
Changes from principal transactions:
  Net purchase payments received (note 3)              60,548         38,043
  Withdrawal of funds (notes 2 and 3)                    (448)          (737)
                                                     --------         ------
          Increase in net assets derived from
            principal transactions                     60,100         37,306
                                                     --------         ------
          Increase in net assets                       73,587         44,838

Net assets, beginning of year                           6,143          2,269
                                                     --------         ------
Net assets, end of year                              $ 79,730         47,107
                                                     ========         ======

See accompanying notes to financial statements.

                                               AMERICAN FIDELITY SEPARATE ACCOUNT C
                                                Statements of Changes in Net Assets
                                                         December 31, 2003

                                                                                    Segregated Subaccounts
                                                            ----------------------------------------------------------------------
                                                                            VP           VP                                 Dual
                                                               VP        Capital     Income and     VP           VP       Strategy
                                                            Balanced   Appreciation    Growth      Ultra    International   Fund
                                                            --------   ------------    ------      -----    -------------   ----
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $    (26)         (53)        (46)        (31)        (19)       140
  Net realized gains (losses) on investments                     (75)           -           -           -           -         20
  Change in unrealized appreciation (depreciation)
    on investments                                               359          588       1,274         480         519      6,202
                                                            --------       ------      ------       -----       -----     ------
          Net increase (decrease) in net
            assets resulting from operations                     258          535       1,228         449         500      6,362
                                                            --------       ------      ------       -----       -----     ------
Changes from principal transactions:
  Net purchase payments received (note 3)                     10,732       10,662      10,275       3,308       2,573     53,195
  Withdrawal of funds (notes 2 and 3)                         (2,100)           -           -           -           -       (870)
                                                            --------       ------      ------       -----       -----     ------
          Increase in net assets derived from
            principal transactions                             8,632       10,662      10,275       3,308       2,573     52,325
                                                            --------       ------      ------       -----       -----     ------
          Increase in net assets                               8,890       11,197      11,503       3,757       3,073     58,687

Net assets, beginning of year                                    988            -         434         429         547      2,867
                                                            --------       ------      ------       -----       -----     ------
Net assets, end of year                                     $  9,878       11,197      11,937       4,186       3,620     61,554
                                                            ========       ======      ======       =====       =====     ======

See accompanying notes to financial statements.

                                         AMERICAN FIDELITY SEPARATE ACCOUNT C
                                          Statements of Changes in Net Assets
                                                   December 31, 2003

                                                                              Segregated Subaccounts
                                                         ------------------------------------------------------------
                                                            U.S.           Capital        AMT          AMT         AMT
                                                         Government     Appreciation    Balanced     Growth      Liquid
                                                         ----------     ------------    --------     ------      ------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $    (183)           (24)            7          (2)         98
  Net realized gains (losses) on investments                   (30)             -             -           -           -
  Change in unrealized appreciation (depreciation)
    on investments                                             578            515           140          25           -
                                                         ---------          -----         -----       -----      ------
          Net increase (decrease) in net
            assets resulting from operations                   365            491           147          23          98
                                                         ---------          -----         -----       -----      ------
Changes from principal transactions:
  Net purchase payments received (note 3)                  109,186          3,377         2,634       1,127       1,085
  Withdrawal of funds (notes 2 and 3)                       (7,949)             -             -           -      (2,241)
                                                         ---------          -----         -----       -----      ------
          Increase (decrease) in net assets derived
            from principal transactions                    101,237          3,377         2,634       1,127      (1,156)
                                                         ---------          -----         -----       -----      ------
          Increase (decrease) in net assets                101,602          3,868         2,781       1,150      (1,058)

Net assets, beginning of year                                4,522            435           152           -       1,058
                                                         ---------          -----         -----       -----      ------
Net assets, end of year                                  $ 106,124          4,303         2,933       1,150           -
                                                         =========          =====         =====       =====      ======

See accompanying notes to financial statements.

                                             AMERICAN FIDELITY SEPARATE ACCOUNT C
                                              Statements of Changes in Net Assets
                                    Inception (September 2, 2002) through December 31, 2002

                                                                              Segregated Subaccounts
                                                       ----------------------------------------------------------------------
                                                        Socially                       Growth        Small
                                                       Responsible       Stock           and        Company     International
                                                         Growth          Index         Income        Stock          Value
                                                         ------          -----         ------        -----          -----
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $   -              15            -             -              6
  Net realized gains (losses) on investments                 -               -            -             -              -
  Change in unrealized appreciation (depreciation)
    on investments                                         (14)           (154)         (32)          (17)           (23)
                                                         -----           -----          ---           ---            ---
          Net increase (decrease) in net
            assets resulting from operations               (14)           (139)         (32)          (17)           (17)
                                                         -----           -----          ---           ---            ---
Changes from principal transactions:
  Net purchase payments received (note 3)                  553           6,104          919           675            923
  Withdrawal of funds (notes 2 and 3)                        -               -            -             -              -
                                                         -----           -----          ---           ---            ---
          Increase in net assets derived from
            principal transactions                         553           6,104          919           675            923
                                                         -----           -----          ---           ---            ---
          Increase in net assets                           539           5,965          887           658            906

Net assets, beginning of year                                -               -            -             -              -
                                                         -----           -----          ---           ---            ---
Net assets, end of year                                  $ 539           5,965          887           658            906
                                                         =====           =====          ===           ===            ===

See accompanying notes to financial statements.

                      AMERICAN FIDELITY SEPARATE ACCOUNT C
                       Statements of Changes in Net Assets
             Inception (September 2, 2002) through December 31, 2002

                                                     Segregated Subaccounts
                                                    -------------------------
                                                    Small Cap        Basic
                                                    Value V.I.     Value V.I.
                                                    ----------     ----------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $  (11)            21
  Net realized gains (losses) on investments            197              -
  Change in unrealized appreciation (depreciation)
    on investments                                     (204)            (6)
                                                     ------          -----
          Net increase (decrease) in net assets
            resulting from operations                   (18)            15
                                                     ------          -----
Changes from principal transactions:
  Net purchase payments received (note 3)             6,448          2,254
  Withdrawal of funds (notes 2 and 3)                  (287)             -
                                                     ------          -----
          Increase in net assets derived from
            principal transactions                    6,161          2,254
                                                     ------          -----
          Increase in net assets                      6,143          2,269

Net assets, beginning of year                             -              -
                                                     ------          -----
Net assets, end of year                              $6,143          2,269
                                                     ======          =====

See accompanying notes to financial statements.

                                         AMERICAN FIDELITY SEPARATE ACCOUNT C
                                          Statements of Changes in Net Assets
                               Inception (September 2, 2002) through December 31, 2002

                                                                             Segregated Subaccounts
                                                         -------------------------------------------------------------
                                                                          VP                                    Dual
                                                            VP        Income and        VP         VP         Strategy
                                                         Balanced       Growth        Ultra   International     Fund
                                                         --------       ------        -----   -------------     ----
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $    (2)          -             -          (1)            7
  Net realized gains (losses) on investments                   -           -             -           -           (15)
  Change in unrealized appreciation (depreciation)
    on investments                                           (10)        (16)          (21)        (15)          (61)
                                                         -------         ---           ---         ---         -----
           Net increase (decrease) in net
             assets resulting from operations                (12)        (16)          (21)        (16)          (69)
                                                         -------         ---           ---         ---         -----
Changes from principal transactions:
  Net purchase payments received (note 3)                  1,000         450           450         563         3,220
  Withdrawal of funds (notes 2 and 3)                          -           -             -           -          (284)
                                                         -------         ---           ---         ---         -----
           Increase in net assets derived from
             principal transactions                        1,000         450           450         563         2,936
                                                         -------         ---           ---         ---         -----
           Increase in net assets                            988         434           429         547         2,867

Net assets, beginning of year                                  -           -             -           -             -
                                                         -------         ---           ---         ---         -----
Net assets, end of year                                  $   988         434           429         547         2,867
                                                         =======         ===           ===         ===         =====

See accompanying notes to financial statements.

                                     AMERICAN FIDELITY SEPARATE ACCOUNT C
                                      Statements of Changes in Net Assets
                            Inception (September 2, 2002) through December 31, 2002

                                                                        Segregated Subaccounts
                                                          ---------------------------------------------------
                                                              U.S.        Capital         AMT           AMT
                                                          Government    Appreciation    Balanced       Liquid
                                                          ----------    ------------    --------       ------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             $    (5)           -             -            (1)
  Net realized gains (losses) on investments                     -            -             -             -
  Change in unrealized appreciation (depreciation)
    on investments                                              47          (15)           (4)            -
                                                           -------          ---           ---         -----
          Net increase (decrease) in net
            assets resulting from operations                    42          (15)           (4)           (1)
                                                           -------          ---           ---         -----
Changes from principal transactions:
  Net purchase payments received (note 3)                    4,480          450           156         1,059
  Withdrawal of funds (notes 2 and 3)                            -            -             -             -
                                                           -------          ---           ---         -----
          Increase in net assets derived from
            principal transactions                           4,480          450           156         1,059
                                                           -------          ---           ---         -----
          Increase in net assets                             4,522          435           152         1,058

Net assets, beginning of year                                    -            -             -             -
                                                           -------          ---           ---         -----
Net assets, end of year                                    $ 4,522          435           152         1,058
                                                           =======          ===           ===         =====

See accompanying notes to financial statements.

                           AMERICAN FIDELITY SEPARATE ACCOUNT C
                                   Financial Highlights
                                        December 31

                                                            Socially Responsible Growth
                                                           -----------------------------

                                                               2003             2002<F1>
                                                               ----             ----
Net assets                                                  $   15,598            539
Accumulation unit value                                     $   12.173          9.799
Number of accumulation units outstanding                       1,281.4           55.0
Investment income as a percent of average net assets              0.27%          0.45%
Expenses as a percent of average net assets                       1.50%          1.50%
Total return                                                     24.23%       (30.00)%

                                                                    Stock Index
                                                           -----------------------------
                                                               2003             2002<F1>
                                                               ----             ----
Net assets                                                  $   93,085          5,965
Accumulation unit value                                     $   12.656         10.008
Number of accumulation units outstanding                       7,355.2          596.0
Investment income as a percent of average net assets              1.87%          0.93%
Expenses as a percent of average net assets                       1.50%          1.50%
Total return                                                     26.46%       (23.52)%

                                                                 Growth and Income
                                                           -----------------------------
                                                               2003             2002<F1>
                                                               ----             ----
Net assets                                                  $   21,732             887
Accumulation unit value                                     $   12.490          10.016
Number of accumulation units outstanding                       1,740.0            88.6
Investment income as a percent of average net assets              1.06%           0.45%
Expenses as a percent of average net assets                       1.50%           1.50%
Total return                                                     24.70%        (26.44)%

                                                                 Small Company Stock
                                                           -----------------------------
                                                               2003             2002<F1>
                                                               ----             ----
Net assets                                                  $    8,274             658
Accumulation unit value                                     $   13.754           9.766
Number of accumulation units outstanding                         601.6            67.4
Investment income as a percent of average net assets              0.05%           0.48%
Expenses as a percent of average net assets                       1.50%           1.50%
Total return                                                     40.84%        (20.91)%

                                                                International Value
                                                           -----------------------------
                                                               2003             2002<F1>
                                                               ----             ----
Net assets                                                  $   12,355             906
Accumulation unit value                                     $   12.741           9.485
Number of accumulation units outstanding                         969.7            95.5
Investment income as a percent of average net assets              1.87%           2.17%
Expenses as a percent of average net assets                       1.50%           1.50%
Total return                                                     34.33%        (13.53)%

                                                                 Technology Growth
                                                           -----------------------------
                                                               2003             2002<F1>
                                                               ----             ----
Net assets                                                  $    3,097               -
Accumulation unit value                                     $   11.704               -
Number of accumulation units outstanding                         264.6               -
Investment income as a percent of average net assets              0.00%           0.00%
Expenses as a percent of average net assets                       1.50%           0.00%
Total return                                                     48.71%         (0.00)%

                                                                Small Cap Value V.I.
                                                           -----------------------------
                                                               2003             2002<F1>
                                                               ----             ----
Net assets                                                  $   79,730           6,143
Accumulation unit value                                     $   14.134          10.040
Number of accumulation units outstanding                       5,641.1           611.9
Investment income as a percent of average net assets              0.15%           0.00%
Expenses as a percent of average net assets                       1.50%           1.50%
Total return                                                     40.78%        (24.90)%

                                                                  Basic Value V.I.
                                                           -----------------------------
                                                               2003             2002<F1>
                                                               ----             ----
Net assets                                                  $   47,107           2,269
Accumulation unit value                                     $   13.676          10.421
Number of accumulation units outstanding                       3,444.5           217.7
Investment income as a percent of average net assets              2.40%           2.02%
Expenses as a percent of average net assets                       1.50%           1.50%
Total return                                                     31.24%        (18.99)%

                                                                    VP Balanced
                                                           -----------------------------
                                                               2003             2002<F1>
                                                               ----             ----
Net assets                                                  $    9,878             988
Accumulation unit value                                     $   12.050           9.997
Number of accumulation units outstanding                         819.7            99.8
Investment income as a percent of average net assets              0.04%           0.00%
Expenses as a percent of average net assets                       1.50%           1.50%
Total return                                                     20.54%        (10.91)%

                                                              VP Capital Appreciation
                                                           -----------------------------
                                                               2003             2002<F1>
                                                               ----             ----
Net assets                                                  $   11,197               -
Accumulation unit value                                     $   12.133               -
Number of accumulation units outstanding                         922.8               -
Investment income as a percent of average net assets              0.00%           0.00%
Expenses as a percent of average net assets                       1.50%           0.00%
Total return                                                     18.68%         (0.00)%

                                                                VP Income and Growth
                                                           -----------------------------
                                                               2003             2002<F1>
                                                               ----             ----
Net assets                                                  $   11,937             434
Accumulation unit value                                     $   12.281           9.633
Number of accumulation units outstanding                         972.0            45.1
Investment income as a percent of average net assets              0.29%           0.00%
Expenses as a percent of average net assets                       1.50%           1.50%
Total return                                                     27.49%        (20.58)%

                                                                      VP Ultra
                                                           -----------------------------
                                                               2003             2002<F1>
                                                               ----             ----
Net assets                                                  $    4,186             429
Accumulation unit value                                     $   11.746           9.542
Number of accumulation units outstanding                         356.4            45.0
Investment income as a percent of average net assets              0.00%           0.73%
Expenses as a percent of average net assets                       1.50%           1.50%
Total return                                                     23.10%        (23.86)%

                                                                  VP International
                                                           -----------------------------
                                                               2003             2002<F1>
                                                               ----             ----
Net assets                                                  $    3,620             547
Accumulation unit value                                     $   11.937           9.728
Number of accumulation units outstanding                         303.3            56.2
Investment income as a percent of average net assets              0.45%           0.00%
Expenses as a percent of average net assets                       1.50%           1.50%
Total return                                                     22.71%          21.56%

                                                                 Dual Strategy Fund
                                                           -----------------------------
                                                               2003             2002<F1>
                                                               ----             ----
Net assets                                                  $   61,554           2,867
Accumulation unit value                                     $   12.065           9.768
Number of accumulation units outstanding                       5,101.8           293.5
Investment income as a percent of average net assets              2.03%           0.86%
Expenses as a percent of average net assets                       1.50%           1.50%
Total return                                                     23.52%        (26.17)%

                                                                  U.S. Government
                                                           -----------------------------
                                                               2003             2002<F1>
                                                               ----             ----
Net assets                                                  $  106,124           4,522
Accumulation unit value                                     $   10.181          10.096
Number of accumulation units outstanding                      10,423.9           447.9
Investment income as a percent of average net assets              1.13%           0.00%
Expenses as a percent of average net assets                       1.50%           1.50%
Total return                                                      0.84%           7.42%

                                                                Capital Appreciation
                                                           -----------------------------
                                                               2003             2002<F1>
                                                               ----             ----
Net assets                                                  $    4,303             435
Accumulation unit value                                     $   11.800           9.662
Number of accumulation units outstanding                         364.7            45.0
Investment income as a percent of average net assets              0.22%           0.00%
Expenses as a percent of average net assets                       1.50%           1.50%
Total return                                                     22.13%        (24.10)%

                                                                    AMT Balanced
                                                           -----------------------------
                                                               2003             2002<F1>
                                                               ----             ----
Net assets                                                  $    2,933             152
Accumulation unit value                                     $   11.183           9.748
Number of accumulation units outstanding                         262.3            15.6
Investment income as a percent of average net assets              2.04%           0.00%
Expenses as a percent of average net assets                       1.50%           1.50%
Total return                                                     14.72%        (18.39)%

                                                                     AMT Growth
                                                           -----------------------------
                                                               2003             2002<F1>
                                                               ----             ----
Net assets                                                  $    1,150               -
Accumulation unit value                                     $   10.705               -
Number of accumulation units outstanding                         107.4               -
Investment income as a percent of average net assets              0.00%           0.00%
Expenses as a percent of average net assets                       1.50%           0.00%
Total return                                                      7.05%         (0.00)%

                                                                     AMT Liquid
                                                           -----------------------------
                                                               2003             2002<F1>
                                                               ----             ----
Net assets                                                  $        -           1,058
Accumulation unit value                                     $        -           9.990
Number of accumulation units outstanding                             -           105.9
Investment income as a percent of average net assets              8.36%           0.07%
Expenses as a percent of average net assets                       1.50%           1.50%
Total return                                                         -          (1.27)%

<F1>
    Annualized


                      AMERICAN FIDELITY SEPARATE ACCOUNT C

                         Notes to Financial Statements

                               December 31, 2003


(1)  Summary of Significant Accounting Policies

     (a)  General

          American Fidelity Separate Account C (Account C) is a separate account of American Fidelity Assurance Company (AFA) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The inception date of Account C was June 4, 2002; however, no purchases occurred until operations commenced on September 2, 2002.

          The assets of each of the segregated subaccounts are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by AFA. Contract owners allocate their variable annuity purchase payments to one or more of the segregated subaccounts. Such payments are then invested in the various funds underlying the subaccounts (collectively referred to as the Funds).

          One of Account C's subaccounts, the American Fidelity Dual Strategy Fund, Inc., is a mutual fund sponsored by AFA.

     (b)  Investments

          Investments in shares of the Funds are stated at fair value, which is the net asset value per share as determined daily by the Funds. Transactions are recorded on a trade-date basis by the Funds. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

          Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined on the average cost basis.

     (c)  Income Taxes

          Account C is not taxed separately because the operations of Account C are part of the total operations of AFA. AFA files its federal income tax returns under sections of the Internal Revenue Code (the Code) applicable to life insurance companies. Account C's net increase in net assets from operations is not expected to result in taxable income under present regulations. Account C will not be taxed as a "regulated investment company" under subchapter M of the Code.

     (d)  Annuity Reserves

          Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from zero to 5% as regulated by the laws of the respective states. Charges to annuity reserves for mortality and expense risks experience are reimbursed to AFA if the reserves required are less than originally estimated.

          If additional reserves are required, AFA reimburses Account C. At December 31, 2003, there were no contract owners who had elected the variable annuity method of payout. Accordingly, Account C held no annuity reserves at December 31, 2003.

     (e)  Use of Estimates

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

     (f)  New Accounting Pronouncement

          During 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 (SOP 03-5), "Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide "Audits of Investment Companies." SOP 03-5 requires separate accounts with more than two levels of contract charges or net unit values per sub account to present the required financial highlights for contact expense levels that had units issued or outstanding during the reporting period. SOP 03-5 also provides guidance on the calculation of the expense ratio, total return ratio, and investment income ratio. SOP 03-5 is effective for annual financial statements for fiscal years ending after December 15, 2003. Account C has only one level of contract charges or net unit value and has been calculating the expense ratio, total return ratio, and investment income ratio in accordance with the guidance in SOP 03-5. Therefore, the adoption of this statement at December 31, 2003 did not have a material impact on the financial highlights or disclosures.

(2)  Variable Annuity Contracts

     AFA manages the operations of Account C and assumes certain mortality and expense risks under the variable annuity contracts. Administrative fees are equal to 0.0004110% of the Funds' daily net assets (0.15% per annum). Distribution fees are equal to 0.0002740% (0.10% per annum). Mortality and expense fees are equal to 0.0034247% of the Funds' daily net assets (1.25% per annum).

     During the accumulation period, contract owners may partially or totally withdraw from Account C by surrendering a portion or all of their accumulation units. The Code may limit certain withdrawals based upon age, disability, and other factors. When contract owners withdraw, they receive the current value of their accumulation units, less applicable withdrawal charges. These withdrawal changes, assessed through the redemption of units, range from 8% in policy years one through five to 0% beginning in policy year eleven.

(3)  Unit Activity From Contract Transactions

     Transactions in units for each segregated subaccount for the years ended December 31, 2003 and 2002 were as follows:

                                                                     December 31, 2003
                                                                  Segregated Subaccounts
                                      -------------------------------------------------------------------------------
                                       Socially                                 Small
                                      Responsible     Stock        Growth      Company    International    Technology
                                        Growth        Index      and Income     Stock         Value          Growth
                                        ------        -----      ----------     -----         -----          ------
Accumulation units:
     Outstanding, beginning of year       55.0         596.0         88.6        67.4          95.5               -
     Increase for purchase
          payments received            1,226.4       6,944.3      1,651.4       534.2         890.8           264.6
     Decrease for withdrawal
          of funds                           -        (185.1)           -           -         (16.6)              -
                                       -------       -------      -------       -----        ------           -----
     Outstanding, end of year          1,281.4       7,355.2      1,740.0       601.6         969.7           264.6
                                       =======       =======      =======       =====        ======           =====


                                                      December 31, 2003
                                                    Segregated Subaccounts
                                                 ----------------------------
                                                 Small Cap           Basic
                                                 Value V.I.        Value V.I.
                                                 ----------        ----------
Accumulation units:
     Outstanding, beginning of year                 611.9             217.7
     Increase for purchase payments received      5,064.6           3,292.5
     Decrease for withdrawal of funds               (35.4)            (65.7)
                                                  -------           -------
     Outstanding, end of year                     5,641.1           3,444.5
                                                  =======           =======


                                                                     December 31, 2003
                                                                  Segregated Subaccounts
                                       --------------------------------------------------------------------------
                                                      VP             VP                                    Dual
                                          VP        Capital        Income        VP           VP         Strategy
                                       Balanced   Appreciation   and Growth    Ultra     International     Fund
                                       --------   ------------   ----------    -----     -------------     ----
Accumulation units:
     Outstanding, beginning of year       99.8           -         45.1          45.0         56.2          293.5
     Increase for purchase
         payments received               935.3       922.8        926.9         311.4        247.1        4,882.4
     Decrease for withdrawal
         of funds                       (215.4)          -            -             -            -          (74.1)
                                       -------       -----        -----         -----        -----        -------
     Outstanding, end of year            819.7       922.8        972.0         356.4        303.3        5,101.8
                                       =======       =====        =====         =====        =====        =======


                                                            December 31, 2003
                                                          Segregated Subaccounts
                                      ----------------------------------------------------------
                                         U.S.         Capital       AMT        AMT         AMT
                                      Government   Appreciation   Balanced    Growth      Liquid
                                      ----------   ------------   --------    ------      ------
Accumulation units:
     Outstanding, beginning of year       447.9         45.0        15.6           -       105.9
     Increase for purchase
        payments received              10,767.9        319.7       246.7       107.4       105.4
     Decrease for withdrawal
        of funds                         (791.9)           -           -           -      (211.3)
                                       --------        -----       -----       -----     -------
     Outstanding, end of year          10,423.9        364.7       262.3       107.4           -
                                       ========        =====       =====       =====     =======


                                                                     December 31, 2002
                                                                  Segregated Subaccounts
                                      -------------------------------------------------------------------------------
                                       Socially                                 Small
                                      Responsible     Stock        Growth      Company    International    Technology
                                        Growth        Index      and Income     Stock         Value          Growth
                                        ------        -----      ----------     -----         -----          ------
Accumulation units:
     Outstanding, beginning of year         -            -            -            -              -              -
     Increase for purchase
         payments received               55.0        596.0         88.6         67.4            95.5             -
     Decrease for withdrawal
         of funds                           -            -            -            -              -              -
                                         ----        -----         ----         ----            ----          ----
     Outstanding, end of year            55.0        596.0         88.6         67.4            95.5             -
                                         ====        =====         ====         ====            ====          ====


                                                      December 31, 2002
                                                    Segregated Subaccounts
                                                 ----------------------------
                                                 Small Cap           Basic
                                                 Value V.I.        Value V.I.
                                                 ----------        ----------
Accumulation units:
     Outstanding, beginning of year                    -                 -
     Increase for purchase payments received       641.6             217.7
     Decrease for withdrawal of funds              (29.7)                -
                                                  ------             -----
     Outstanding, end of year                      611.9             217.7
                                                  ======             =====


                                                                     December 31, 2002
                                                                  Segregated Subaccounts
                                       --------------------------------------------------------------------------
                                                      VP             VP                                    Dual
                                          VP        Capital        Income        VP           VP         Strategy
                                       Balanced   Appreciation   and Growth    Ultra     International     Fund
                                       --------   ------------   ----------    -----     -------------     ----
Accumulation units:
     Outstanding, beginning of year         -           -              -          -             -              -
     Increase for purchase
         payments received               99.8           -           45.1       45.0          56.2          322.8
     Decrease for withdrawal
         of funds                           -           -              -          -             -          (29.3)
                                         ----        ----           ----       ----          ----         ------
     Outstanding, end of year            99.8           -           45.1       45.0          56.2          293.5
                                         ====        ====           ====       ====          ====         ======


                                                            December 31, 2002
                                                          Segregated Subaccounts
                                      ----------------------------------------------------------
                                         U.S.         Capital       AMT        AMT         AMT
                                      Government   Appreciation   Balanced    Growth      Liquid
                                      ----------   ------------   --------    ------      ------
Accumulation units:
     Outstanding, beginning of year         -              -           -           -          -
     Increase for purchase
         payments received              447.9           45.0        15.6           -      105.9
     Decrease for withdrawal
         of funds                           -              -           -           -          -
                                        -----           ----        ----        ----      -----
     Outstanding, end of year           447.9           45.0        15.6           -      105.9
                                        =====           ====        ====        ====      =====


                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                        Consolidated Financial Statements

                         December 31, 2003 and 2002 and
                       Each of the Years in the Three-Year
                         Period Ended December 31, 2003

                   (With Independent Auditors' Report Thereon)

                          Independent Auditors' Report



Board of Directors
American Fidelity Assurance Company:


We have audited the accompanying consolidated balance sheets of American Fidelity Assurance Company and subsidiaries (the Company) as of December 31, 2003 and 2002, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. In connection with our audits of the consolidated financial statements, we have also audited the financial statement schedules III and IV for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American Fidelity Assurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in note 1(o) to the consolidated financial statements, the Company adopted Statement of Financial Accounting Standards No. 133 Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments, effective October 1, 2003.


                                            KPMG LLP


Oklahoma City, Oklahoma
March 12, 2004

                            AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES
                                        Consolidated Balance Sheets
                                         December 31, 2003 and 2002
                                  (In thousands, except per share amounts)
  Assets                                                                2003                  2002
                                                                 -------------------   -------------------
Investments:
     Fixed maturities, at fair value
        (amortized cost of $1,224,296 and $1,476,987
        in 2003 and 2002, respectively)                          $     1,257,069       $     1,556,036
     Equity securities, at fair value:
        Preferred stocks (cost of $5,045 and $14,061 in
           2003 and 2002, respectively)                                    5,231                14,646
        Common stocks (cost of $14,898 and $7,397 in
           2003 and 2002, respectively)                                   15,190                 7,524
     Trading investments                                                 543,173                    --
     Mortgage loans on real estate, net                                  238,758               223,124
     Investment real estate, at cost (less accumulated
        depreciation of $9 and $8 in 2003 and 2002,
        respectively)                                                      4,133                 4,134
     Policy loans                                                         27,445                26,814
     Short-term and other investments                                     33,928                15,941
                                                                 -------------------   -------------------
                                                                       2,124,927             1,848,219
                                                                 -------------------   -------------------
Cash                                                                      21,339                41,314
                                                                 -------------------   -------------------
Accrued investment income                                                 20,928                20,899
                                                                 -------------------   -------------------
Accounts receivable:
     Uncollected premiums                                                 58,037                58,088
     Reinsurance receivable                                              714,555               672,710
     Other                                                                11,329                13,321
                                                                 -------------------   -------------------
                                                                         783,921               744,119
Deferred policy acquisition costs                                        308,958               284,416
Other assets                                                               6,462                 7,478
Separate account assets                                                  261,165               198,258
                                                                 -------------------   -------------------
                 Total assets                                    $     3,527,700       $     3,144,703
                                                                 ===================   ===================

                      Liabilities and Stockholder's Equity              2003                  2002
                                                                 -------------------   -------------------
Policy liabilities:
     Reserves for future policy benefits:
        Life and annuity                                         $       756,356       $       722,716
        Accident and health                                              289,811               263,432
     Unearned premiums                                                     2,567                 3,224
     Benefits payable                                                     64,529                64,421
     Funds held under deposit administration contracts                   631,016               582,386
     Other policy liabilities                                            127,522               122,865
                                                                 -------------------   -------------------
                                                                       1,871,801             1,759,044
                                                                 -------------------   -------------------
Other liabilities:
     Funds withheld under reinsurance contract (notes 11 and 12)         520,609               482,730
     Derivative in funds withheld under reinsurance contract
        (note 1)                                                          37,188                   --
     Net deferred income tax liability                                    76,371                85,819
     General expenses, taxes, licenses and fees payable,
        and other liabilities                                             96,328               106,659
                                                                 -------------------   -------------------
                                                                         730,496               675,208
Notes payable                                                            297,928               148,643
Separate account liabilities                                             261,165               198,258
                                                                 -------------------   -------------------
                 Total liabilities                                     3,161,390             2,781,153
                                                                 -------------------   -------------------
Stockholder's equity:
     Common stock, par value $10 per share.  250,000
        shares authorized, issued, and outstanding                         2,500                 2,500
     Additional paid-in capital                                           31,538                29,276
     Accumulated other comprehensive income                               21,610                47,053
     Retained earnings                                                   310,662               284,721
                                                                 -------------------   -------------------
                 Total stockholder's equity                              366,310               363,550
Commitments and contingencies (notes 9, 11, 12, and 14)
                                                                 -------------------   -------------------
                 Total liabilities and stockholder's equity      $     3,527,700       $     3,144,703
                                                                 ===================   ===================

See accompanying notes to consolidated financial statements.

                                        AMERICAN FIDELITY ASSURANCE COMPANY
                                                  AND SUBSIDIARIES
                                         Consolidated Statements of Income
                                   Years ended December 31, 2003, 2002, and 2001
                                      (In thousands, except per share amounts)
                                                                           2003           2002           2001
                                                                        ------------   ------------   ------------
Revenues:
    Premiums:
      Life and annuity                                                  $ 29,472       $ 30,374       $ 33,411
      Accident and health                                                385,020        336,425        274,097
                                                                        ------------   ------------   ------------
                                                                         414,492        366,799        307,508
    Net investment income                                                111,190         73,747         65,297
    Other income, net                                                     33,057         18,763         33,185
                                                                        ------------   ------------   ------------
              Total revenues                                             558,739        459,309        405,990
                                                                        ------------   ------------   ------------
Benefits:
    Benefits paid or provided:
      Life and annuity                                                    27,619         22,858         26,714
      Accident and health                                                205,351        175,925        138,037
    Interest credited to funded contracts                                 28,613         27,887         28,148
    Increase (decrease) in reserves for future policy benefits:
      Life and annuity (net of increase in reinsurance
         reserves ceded of $34,631, $34,876, and  $49,463 in
         2003, 2002, and 2001, respectively)                                (991)        (1,575)           597
      Accident and health (net of increase [decrease] in
         reinsurance reserves ceded of $10,706, $[1,857], and
         $[10,239], in 2003, 2002, and 2001, respectively)                15,673         14,804         21,707
      Decrease in fair value of derivative in funds withheld under
         reinsurance contract                                             (4,215)            --             --
                                                                        ------------   ------------   ------------
                                                                         272,050        239,899        215,203
                                                                        ------------   ------------   ------------
Expenses:
    Selling costs                                                        120,481        113,345         93,159
    Other operating, administrative, and general expenses                 80,450         73,171         71,668
    Taxes, other than federal income taxes, and licenses
      and fees                                                            14,229         16,620         12,118
    Increase in deferred policy acquisition costs                        (24,542)       (10,909)       (31,269)
                                                                        ------------   ------------   ------------
                                                                         190,618        192,227        145,676
                                                                        ------------   ------------   ------------
              Total benefits and expenses                                462,668        432,126        360,879
                                                                        ------------   ------------   ------------
              Income before income tax expense and cumulative
                effect of change in accounting principle                  96,071         27,183         45,111
                                                                        ------------   ------------   ------------
Income tax expense (benefit):
    Current                                                               11,077          6,630          3,358
    Deferred                                                              18,743         (1,006)        10,837
                                                                        ------------   ------------   ------------
                                                                          29,820          5,624         14,195
                                                                        ------------   ------------   ------------
    Income before cumulative effect of change in accounting
      principle                                                           66,251         21,559         30,916
Cumulative effect of change in accounting principle, net of
    deferred tax benefit of $14,491 (note 1)                             (26,912)            --             --
                                                                        ------------   ------------   ------------
              Net income                                                $ 39,339       $ 21,559       $ 30,916
                                                                        ============   ============   ============
Basic net income per share before cumulative effect of
    change in accounting principle                                    $      265.00         --             --
Basic net income per share                                            $      157.36          86.24         123.66

See accompanying notes to consolidated financial statements.

                                     AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES
                                       Consolidated Statements of Stockholder's Equity
                                        Years ended December 31, 2003, 2002, and 2001
                                                        (In thousands)
                                                                                               Accumulated
                                                            Additional                           other            Total
                                             Common           paid-in         Retained         comprehensive   stockholder's
                                              stock           capital         earnings         income (loss)      equity
                                          --------------   --------------   --------------   --------------    -------------
Balance, December 31, 2000                $    2,500       $   23,244       $  261,779       $      (7,195)    $  280,328
Comprehensive income:
     Net income                                  --               --            30,916              --             30,916
     Net change in unrealized holding
        loss on investments available
        for sale, net of reclassification
        adjustment, net of tax                   --               --               --            22,728            22,728
                                                                                                               -------------
     Comprehensive income                                                                                          53,644
Capital contribution                             --             4,221              --               --              4,221
Dividends paid                                   --               --           (15,994)             --            (15,994)
                                          --------------   --------------   --------------   --------------    -------------
Balance, December 31, 2001                     2,500           27,465          276,701           15,533           322,199
Comprehensive income:
     Net income                                  --               --            21,559              --             21,559
     Net change in unrealized holding
        gain on investments available
        for sale, net of reclassification
        adjustment, net of tax                   --               --               --            36,308            36,308
     Minimum pension liability
        adjustment, net of tax                   --               --               --               (4,788)        (4,788)
                                                                                                               -------------
     Comprehensive income                                                                                          53,079
Capital contribution                             --             1,811              --               --              1,811
Dividends paid                                   --               --           (13,539)             --            (13,539)
                                          --------------   --------------   --------------   --------------    -------------
Balance, December 31, 2002                     2,500           29,276          284,721           47,053           363,550
Comprehensive income:
     Net income                                  --               --            39,339              --             39,339
     Net change in unrealized holding
        gain on investments available
        for sale, net of reclassification
        adjustment, net of tax                   --               --               --              (30,231)       (30,231)
     Minimum pension liability
        adjustment, net of tax                   --               --               --             4,788             4,788
                                                                                                               -------------
     Comprehensive income                                                                                          13,896
Capital contribution                             --             2,262              --               --              2,262
Dividends paid                                   --               --           (13,398)             --            (13,398)
                                          --------------   --------------   --------------   --------------    -------------
Balance, December 31, 2003                $    2,500       $   31,538       $  310,662       $   21,610        $  366,310
                                          ==============   ==============   ==============   ==============    =============

See accompanying notes to consolidated financial statements.

                                     AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES
                                            Consolidated Statements of Cash Flows
                                        Years ended December 31, 2003, 2002, and 2001
                                                        (In thousands)
                                                                         2003                2002                2001
                                                                   -----------------   -----------------   -----------------
Cash flows from operating activities:
    Net income                                                     $        39,339     $        21,559     $        30,916
                                                                   -----------------   -----------------   -----------------
    Adjustments to reconcile net income to net cash provided by operating activities:
          Provision for depreciation                                             1                   3                  46
          Accretion of discount on investments                              (3,674)             (4,286)             (2,822)
          Realized (gains) losses on investments                            (7,782)             (2,366)              4,556
          Net purchases, sales, and maturities of
             trading investments                                           (15,725)                --                  --
          Increase in deferred policy acquisition costs                    (24,542)            (10,909)            (31,269)
          (Increase) decrease in accrued investment income                     (29)             (1,971)              1,621
          Increase in accounts receivable                                  (39,802)            (27,624)            (63,538)
          Decrease (increase) in other assets, net of
             realized gains                                                  1,016              (2,091)                665
          Increase in policy liabilities                                    59,470              55,924             121,658
          Interest credited on deposit and other
             investment-type contracts                                      28,613              27,887              28,148
          Charges on deposit and other
             investment-type contracts                                     (11,921)             (6,667)             (8,190)
          Increase in general expenses, taxes, licenses
             and fees payable, funds withheld under
             reinsurance contract, and other liabilities                    34,915              58,901              60,595
          Cumulative effect of change in accounting principle               41,403                 --                  --
          Decrease in fair value of derivative in funds
             withheld under reinsurance contract                            (4,215)                --                  --
          Transfer of securities available for sale to trading             (37,938)                --                  --
          Net change in fair value of trading investments                    4,257                 --                  --
          Deferred income taxes                                              4,252              (1,006)             10,837
                                                                   -----------------   -----------------   -----------------
                Total adjustments                                           28,299              85,795             122,307
                                                                   -----------------   -----------------   -----------------
                Net cash provided by operating activities                   67,638             107,354             153,223
                                                                   -----------------   -----------------   -----------------
Cash flows from investing activities: Sale, maturity, or repayment of investments:
       Fixed maturities available for sale                                 620,955             606,026             621,559
       Equity securities available for sale                                 10,653               3,749               5,734
       Mortgage loans on real estate                                        23,649              22,904              17,676
       Real estate                                                             --                  --                3,344
    Net change in short-term and other investments,
       net of realized gains                                               (14,067)             23,103              (7,659)
    Purchase of investments:
       Fixed maturities available for sale                                (851,551)           (759,674)           (666,993)
       Equity securities available for sale                                (11,677)             (4,677)               (672)
       Mortgage loans on real estate                                       (39,688)            (56,378)            (48,941)
    Net change in policy loans                                                (631)             (1,195)               (134)
                                                                   -----------------   -----------------   -----------------
                Net cash used in investing activities              $      (262,357)    $      (166,142)    $       (76,086)
                                                                   -----------------   -----------------   -----------------

                                                                        2003                2002                 2001
                                                                   -----------------   ------------------  -----------------
Cash flows from financing activities:
    Dividends paid to parent                                       $       (13,398)    $        (13,539)   $       (14,719)
    Capital contribution from parent                                         2,262                1,811              4,221
    Proceeds from notes payable                                            175,000               20,000                --
    Repayment of notes payable                                             (25,715)                (714)           (10,714)
    Deposits to deposit and other
       investment-type contracts                                            87,426               76,438             62,791
    Withdrawals from deposit and other
       investment-type contracts                                           (50,831)             (54,546)           (65,833)
                                                                   -----------------   ------------------  -----------------
             Net cash provided by (used in)
                financing activities                                       174,744               29,450            (24,254)
                                                                  -----------------    ------------------  -----------------
             Net (decrease) increase in cash                               (19,975)             (29,338)            52,883
Cash, beginning of year                                                     41,314               70,652             17,769
                                                                   -----------------   ------------------  -----------------
Cash, end of year                                                  $        21,339     $         41,314    $        70,652
                                                                   =================   ==================  =================

Supplemental disclosure of cash flow information: Cash paid during the year for:
       Interest on notes payable                                   $         9,722     $          8,056    $         8,406
       Federal income taxes, net of refunds received                         7,460               10,271             20,500
Supplemental disclosure of noncash investing activities:
    Change in net unrealized holding gain on investment
       available for sale, net of deferred tax benefit
       (expense) of $16,279, $(19,392), and $(12,394)
        in 2003, 2002, and 2001, respectively                              (30,231)              36,308             22,728
    Minimum pension liability adjustment, net of
       deferred tax (expense) benefit of $(2,579) and
       $2,579 in 2003 and 2002, respectively                                 4,788               (4,788)               --
    Transfer of available for sale investments to trading,
       with an unrealized holding gain of $37,938                          492,878                  --                 --
Supplemental disclosure of amounts transferred
    to parent company through dividend of affiliated
    companies:
       Real estate                                                             --                   --              10,449
       Accounts receivable                                                     --                   --                  13
       Accrued investment income                                               --                   --                   5
       Other assets                                                            --                   --                 250
       Notes payable                                                           --                   --               9,042
       Deferred tax liability                                                  --                   --                  44
       Other liabilities                                                       --                   --                 356

See accompanying notes to consolidated financial statements.

                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2003, 2002, and 2001


(1)  Significant Accounting Policies

     (a)  Business

          American Fidelity Assurance Company (AFA or the Company) and subsidiaries provide a variety of financial services. AFA is a wholly owned subsidiary of American Fidelity Corporation (AFC), a Nevada insurance holding company. The Company is subject to state insurance regulations and periodic examinations by state insurance departments.

          AFA is licensed in 49 states and the District of Columbia with approximately 30% of direct premiums written in Oklahoma, Texas, and California. AFA is represented by approximately 340 salaried managers and agents, and over 8,100 brokers. Activities of AFA are largely concentrated in the group disability income, group and individual annuity, supplemental health, and individual medical markets. In addition, individual and group life business is also conducted. The main thrust of AFA's sales is worksite marketing of voluntary products through the use of payroll deduction. The Company sells these voluntary products through a salaried sales force that is broken down into two divisions: the Association Worksite Division (AWD) and American Fidelity Educational Services (AFES). AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations whose premiums are funded by employees through payroll deductions. AFES focuses on marketing to public school employees with voluntary insurance products such as disability income, tax-sheltered annuities, life insurance, dread disease, and accidental death and dismemberment. These premiums are also funded by employees through payroll deductions. The expertise gained by the Company in worksite marketing of voluntary products is used by the Strategic Alliance Division in developing products to meet special situations and focusing on marketing to a broad range of employers through independent broker agencies and agents interested in getting into or enhancing their payroll deduction capability. The AFAmeriLife Division was formed upon the acquisition of a block of life business in 2000. This division is marketing individual life products through the internet and through independent brokers.

     (b) Basis of Presentation and Principles of Consolidation

          The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which vary in some respects from statutory accounting practices prescribed or permitted by state insurance departments (see note 2). The consolidated financial statements include the accounts and operations of AFA and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.

     (c)  Use of Estimates

          Management of the Company has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities to prepare these consolidated financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from those estimates. Principal estimates that could change in the future are the actuarial assumptions used in establishing deferred policy acquisition costs and policy liabilities.

     (d)  Investments

          Management determines the appropriate classification of investments at the time of purchase. Held-to-maturity debt securities are those securities that management has the intent and the Company has the ability at the time of purchase to hold the investments until maturity and are carried at amortized cost. Trading securities are bought and held principally for the purpose of selling them in the near term and are carried at fair value. Investments to be held for indefinite periods of time and not intended to be held to maturity or trading are classified as available for sale and carried at fair value. Fair values of investments classified as trading and as available for sale are based on quoted market prices. All of the Company's investments are classified as available for sale or trading.

          The effects of unrealized holding gains and losses on trading securities are included in earnings. The effects of unrealized holding gains and losses on securities available for sale are reported as accumulated other comprehensive income, a separate component of stockholder's equity, net of deferred taxes. Transfers of securities between categories are recorded at fair value at the date of transfer.

          Short-term investments are reported at cost, which approximates fair value. Equity securities (common and nonredeemable preferred stocks) are reported at fair value, except for the Company's investment in common stock of the Federal Home Loan Bank of Topeka, which is a required investment that is carried at cost. Mortgage loans on real estate are reported at the unpaid balance less an allowance for possible losses. Investment in real estate is carried at cost less accumulated depreciation. Investment in real estate, excluding land, is depreciated on a straight-line basis using the estimated life of no more than 39 years. Policy loans are reported at the unpaid balance.

          Realized gains or losses on disposal of investments are determined on a specific-identification basis and are included in the accompanying consolidated statements of income.

          Because the Company's primary business is in the insurance industry, the Company holds a significant amount of assets that are matched with its liabilities in relation to maturity and interest margin. In order to maximize earnings and minimize risk, the Company invests in a diverse portfolio of investments. The portfolio is diversified by geographic region, investment type, underlying collateral, maturity, and industry. Management does not believe the Company has any significant concentrations of credit risk in its investments.

          The investment portfolio includes fixed maturities, equity securities, mortgage loans, real estate, policy loans, and short-term and other investments. The Company's portfolio does not include any fixed maturities that are low investment-grade and have a high yield (junk bonds). The Company limits its risks by investing in fixed maturities and equity securities of rated companies, mortgage loans adequately collateralized by real estate, selective real estate supported by appraisals, and policy loans collateralized by policy cash values. In addition, the Company performs due diligence procedures prior to making mortgage loans. These procedures include evaluations of the creditworthiness of the mortgagees and/or tenants and independent appraisals. Certain fixed maturities are guaranteed by the United States government.

          The Company periodically reviews its investment portfolio to determine if allowances for possible losses or provisions for other-than-temporary impairment are necessary. In connection with this determination, management reviews published market values, credit ratings, independent appraisals, and other valuation information. While management believes that current allowances are adequate, and that no provisions for other-than-temporary impairment are necessary, adjustments may be necessary in the future due to changes in economic conditions. In addition, regulatory agencies periodically review investment valuation as an integral part of their examination process. Such agencies may require the Company to recognize adjustments to the allowance for losses or carrying values of investments based upon available information and judgments of the regulatory examiners at the time of their examination.

     (e)  Recognition of Premium Revenue and Costs

          Revenues from life, payout annuity (with life contingencies), and accident and health policies represent premiums recognized over the premium-paying period and are included in life, annuity, and accident and health premiums. Expenses are associated with earned premiums to result in recognition of profits over the life of the policies. Expenses include benefits paid to policyholders and the change in the reserves for future policy benefits. The Company's earnings related to annuity products are impacted by conditions in the overall interest rate environment.

          Revenues from accumulation policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally surrender charges. Policyholder account balances for accumulation annuities consist of premiums received, plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as funds held under deposit administration contracts. Expenses for accumulation annuities represent interest credited to policyholder account balances.

          Revenues from universal life policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally mortality charges, surrender charges, and policy service fees. Policyholder account balances consist of premiums received plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as other policy liabilities. Expenses include interest credited to policyholder account balances and benefits in excess of account balances returned to policyholders.

     (f)  Policy Acquisition Costs

          The Company defers costs that vary with and are primarily related to the production of new business. Deferred costs associated with life, annuity, universal life, and accident and health insurance policies consist principally of field sales compensation, direct response costs, underwriting and issue costs, and related expenses. Deferred costs associated with life policies are amortized (with interest) over the anticipated premium-paying period of the policies using assumptions that are consistent with the assumptions used to calculate policy reserves. Deferred costs associated with annuities and universal life policies are amortized over the life of the policies at a constant rate based on the present value of the estimated gross profit to be realized. Deferred costs related to accident and health insurance policies are amortized over the anticipated premium-paying period of the policies based on the Company's experience. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and at the end of each accounting period, and are written off if determined to be unrecoverable.

     (g)  Policy Liabilities

          Life and annuity and accident and health policy benefit reserves are primarily calculated using the net level reserve method. The net level reserve method includes assumptions as to future investment yields, withdrawal rates, mortality rates, and other assumptions based on the Company's experience. These assumptions are modified as necessary to reflect anticipated trends and include provisions for possible unfavorable deviation.

          Reserves for benefits payable are determined using case-basis evaluations and statistical analyses. These reserves represent the estimate of all benefits incurred but unpaid. The estimates are periodically reviewed and, as adjustments become necessary, they are reflected in current operations. Although such estimates are the Company's best estimate of the ultimate value, the actual results may vary from these values in either direction.

     (h)  Reinsurance

          The Company accounts for reinsurance transactions as prescribed by Statement of Financial Accounting Standards (SFAS) No. 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts. SFAS No. 113 requires the reporting of reinsurance transactions relating to the balance sheet on a gross basis and precludes immediate gain recognition on reinsurance contracts.

     (i)  Income Taxes

          Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

     (j)  Equipment

          Equipment, which is included in other assets, is stated at cost and is depreciated on a straight-line basis using estimated lives of three to ten years. Additions, renewals, and betterments are capitalized. Expenditures for maintenance and repairs are expensed. The costs associated with internally developed software are capitalized and amortized on a straight-line basis using estimated useful lives of three to five years. Upon retirement or disposal of an asset, the asset and related accumulated depreciation is eliminated and any related gain or loss is included in income.

     (k)  Separate Accounts

          The Company maintains a separate account under Oklahoma insurance law designated as American Fidelity Separate Account A (Account A). Account A was formerly known as American Fidelity Variable Annuity Fund A, and operated as an open-end diversified management investment company from 1968 to December 31, 1998. Effective January 1, 1999, it was converted to a unit investment trust separate account, and it transferred its investment portfolio to the American Fidelity Dual Strategy Fund (the Fund), an open-end investment company sponsored by AFA, in exchange for shares of the Fund. Under Oklahoma law, the assets of Account A are segregated from the Company's assets, are held for the exclusive benefit of the variable annuity contract owners, and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

          The Company also maintains separate accounts under Oklahoma insurance law designated as American Fidelity Separate Account B (Account B) and American Fidelity Separate Account C (Account C). Account B and Account C are registered as unit investment trusts under the Investment Company Act of 1940, as amended. Under Oklahoma law, the assets of each of the 18 segregated subaccounts for Account B and the 18 segregated subaccounts for Account C are held for the exclusive benefit of the variable annuity contract owners, and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

     (l)  Basic Net Income Per Share

          Basic net income per share is based on the weighted average number of shares outstanding. During the years ended December 31, 2003, 2002, and 2001, the weighted average number of shares outstanding was 250,000. There are no dilutive securities outstanding.

     (m)  Reclassifications

          Certain prior year amounts have been reclassified to be consistent with the current year presentation.

     (n)  Comprehensive Income

          The Company accounts for comprehensive income as prescribed by SFAS No. 130, Reporting Comprehensive Income. SFAS No. 130 establishes standards for reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income (loss) consists of net income, changes in net unrealized gains (losses) on securities available for sale (net of reclassification adjustment), and changes in the net minimum pension liability, and is presented in the consolidated statements of stockholder's equity.

     (o)  New Accounting Pronouncements

          On April 2, 2003, the Financial Accounting Standards Board (FASB) cleared SFAS No. 133 Implementation Issue No. B36 (the Statement), Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments. The Company's funds withheld under reinsurance contract contains an embedded derivative, which requires bifurcation and separate accounting under the Statement. The identified embedded derivative closely resembles a total return swap. The Company has developed a valuation model to arrive at an estimate of the fair value of the embedded derivative that uses various assumptions regarding future cash flows under the affected reinsurance contract. The effective date of the implementation guidance in the Statement is the first day of the first quarter beginning after September 15, 2003.

          The fair value of the embedded derivative at the date of adoption of the Statement on October 1, 2003 created a loss of approximately $26,912,000, net of taxes of approximately $14,491,000 and this has been accounted for as a cumulative effect of a change in accounting principle. The decrease in the embedded derivative from October 1, 2003 to December 31, 2003 of approximately $4,215,000 is included in the consolidated statement of income as the change in the fair value of derivative in funds withheld under reinsurance contract. Additionally, the Statement provided for companies that have ceded insurance under existing reinsurance arrangements may reclassify investment securities from available for sale into trading, without calling into question the intent of those companies to hold other investment securities as available for sale; however, those "taint-free" reclassifications are limited to the amount and type of securities related to the embedded derivative that is being newly accounted for as a derivative in conjunction with the initial application of the Statement. The Company elected to reclassify investment securities available for sale with an amortized cost of approximately $492,878,000 and a fair value of approximately $530,816,000. The unrealized gain at the date of the transfer of approximately $37,938,000 was recognized in earnings and is included in net investment income in the consolidated statements of income.

          The following compares reported net income, for 2003, 2002, and 2001 to pro forma net income, assuming the provisions of the Statement were in effect for all years presented (in thousands):

                               2003            2002            2001
                           -------------   -------------   -------------
Net income, as reported   $   39,339          21,559          30,916
                           =============   =============   =============
Pro forma net income      $   42,907          19,485          29,422
                           =============   =============   =============

          In December 2003, the FASB issued FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51 (FIN 46R) which addresses how a business enterprise should evaluate whether it has a controlling financial interest in an entity through means other than voting rights and accordingly should consolidate the entity. FIN 46R replaces FASB Interpretation No. 46, Consolidation of Variable Interest Entities, and Interpretation of ARB No. 51, which was issued January 2003. Non-public enterprises, such as the Company, must apply their revised Interpretation immediately to all entities created after December 31, 2003, and to all other entities no later than the beginning of the first reporting period beginning after December 15, 2004. The application of FIN 46R is not expected to have a material effect on the Company's financial statements and no consolidation or disclosure is anticipated.

          In July 2003, the American Institute of Certified Public Accountants issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. This statement provides guidance on separate account presentation and valuation, the accounting for sales inducements and the classification and valuation of long-duration contract liabilities. This statement is effective for fiscal years beginning after December 15, 2003. The Company does not expect the adoption of SOP 03-1 to have a material impact on the results of operations or financial condition.

          In November 2002, the Financial Accounting Standards Board (FASB) issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, an Interpretation of FASB Statements No. 5, 57 and 107 and a Rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 elaborates on the disclosures to be made by a guarantor in its financial statements about its obligations under guarantees issued. FIN 45 also clarifies that a guarantor is required to recognize, at inception of a guarantee, a liability for the fair value of the obligation undertaken. The initial recognition and measurement provisions of FIN 45 are applicable to guarantees issued or modified after December 31, 2002 and did not have an effect on the Company's consolidated financial statements. The disclosure requirements were effective for financial statements of interim or annual periods ending after December 15, 2002 (note 14).

          In May 2003, the FASB issued FASB Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity. This Statement establishes standards for the classification and measurement of certain financial instruments with characteristics of both liabilities and equity. The Statement also includes required disclosures for financial instruments within the scope. For the Company, the Statement will be effective as of January 1, 2004, except for mandatorily redeemable financial instruments. For certain mandatorily redeemable financial instruments, the Statement will be effective for the Company on January 1, 2005. The effective date has been deferred indefinitely for certain other types of mandatorily redeemable financial instruments. The Company currently does not have any financial instruments that are within the scope of this Statement.

(2)  Statutory Financial Information

     The Company is required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare statutory financial statements differ from financial statements prepared on the basis of accounting principles generally accepted in the United States of America. The Company reported statutory net income for the years ended December 31, 2003, 2002, and 2001 of approximately $19,646,000,
     $19,656,000, and $15,676,000, respectively. The Company reported statutory capital and surplus at December 31, 2003 and 2002 of approximately $161,092,000 and $146,661,000, respectively.

     Retained earnings of the Company are restricted as to payment of dividends by statutory limitations applicable to insurance companies. Without prior approval of the state insurance department, dividends that can be paid by the Company are generally limited to the greater of (a) 10% of statutory capital and surplus, or (b) the statutory net gain from operations. These limitations are based on the amounts reported for the previous calendar year.

     The Oklahoma Insurance Department has adopted risk-based capital (RBC) requirements for life insurance companies. These requirements are applicable to the Company. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. RBC provides for surplus formulas similar to target surplus formulas used by commercial rating agencies. The formulas specify various weighting factors that are applied to statutory financial balances or various levels of activity based on the perceived degree of risk, and are set forth in the RBC requirements. The amount determined under such formulas is called the authorized control level RBC (ACLC).

     The RBC guidelines define specific capital levels based on a company's ACLC that are determined by the ratio of the company's total adjusted capital
     (TAC) to its ACLC. TAC is equal to statutory capital, plus the Asset Valuation Reserve and any voluntary investment reserves, 50% of dividend liability, and certain other specified adjustments. Companies where TAC is less than or equal to 2.0 times ACLC are subject to certain corrective actions, as set forth in the RBC requirements.

     At December 31, 2003 and 2002, the statutory TAC of the Company significantly exceeds the level requiring corrective action.

(3)  Investments

     Investment income for the years ended December 31 is summarized below (in thousands):

                                                           2003                  2002                  2001
                                                     ------------------   -------------------   -------------------
Interest on fixed maturities                         $       97,146       $        95,158       $        94,862
Dividends on equity securities                                1,238                 1,404                 1,694
Interest on mortgage loans                                   19,038                17,281                13,883
Investment real estate income                                     5                     5                   351
Interest on policy loans                                      1,991                 2,994                 2,519
Interest on short-term investments                               15                   757                 1,283
Net realized gains (losses)                                   7,782                 2,366                (4,556)
Unrealized holding gain on transfer of
     investments available for sale to trading               37,938                   --                    --
Change in fair value of trading investments                  (4,257)                  --                    --
Other                                                            90                   (66)                 (759)
                                                     ------------------   -------------------   -------------------
                                                            160,986               119,899               109,277
Less reinsurance allowance for investment
     income under funds withheld arrangement
     (note 12)                                              (33,385)              (31,891)              (29,575)
Less investment expenses                                    (16,411)              (14,261)              (14,405)
                                                     ------------------   -------------------   -------------------
                 Net investment income               $      111,190       $        73,747       $        65,297
                                                     ==================   ===================   ===================

       Net realized gains (losses) and the changes in unrealized gains (losses) on investments for the years ended December 31 are as follows (in thousands):

                                           2003                        2002                         2001
                                ---------------------------  ---------------------------  ---------------------------
                                  Realized     Unrealized     Realized      Unrealized     Realized      Unrealized
                                ------------- -------------  ------------  -------------  ------------  -------------
Fixed maturities available      $     3,823   $   (46,276)   $    4,423    $    55,484    $   (6,469)   $    34,961
for sale
Equity securities available             417          (234)          --             216            49            161
for sale
Trading securities                       27        33,681           --             --            --             --
Real estate                             --            --            --             --          1,545            --
Mortgage loans                         (405)          --           (539)           --           (316)           --
Short-term and other                  3,920           --         (1,518)           --            635            --
                                ------------- -------------  ------------  -------------  ------------  -------------
                                $     7,782   $   (12,829)   $    2,366    $    55,700    $   (4,556)   $    35,122
                                ============= =============  ============  =============  ============  =============

       Included in the above realized gains (losses) is the increase in the allowance for possible losses on mortgage loans of $405,000, $539,000, and $316,000 in 2003, 2002, and 2001, respectively.

       The gross unrealized holding gains on equity securities available for sale were approximately $478,000 and $720,000 in 2003 and 2002, respectively. Gross unrealized holding losses on equity securities available for sale were approximately $8,000 in 2002.

       The amortized cost and estimated fair value of investments in fixed maturities available for sale are as follows (in thousands):

                                                                  December 31, 2003
                                    ---------------------------------------------------------------------------
                                                            Gross              Gross
                                                          unrealized         unrealized
                                       Amortized           holding            holding            Estimated
                                          cost              gains              losses           fair value
                                    -----------------  -----------------  -----------------  ------------------
U.S. Treasury securities and
     obligations of U.S.
     government corporations        $        282,791   $          5,666   $         (3,209)  $         285,248
States and territories                        13,692                104               (296)             13,500
Special revenue                                1,507                 19                 --               1,526
Corporate securities                         443,716             26,645             (2,255)            468,106
Mortgage-backed securities                   482,590             10,592             (4,493)            488,689
                                    -----------------  -----------------  -----------------  ------------------
                 Total              $      1,224,296   $         43,026   $        (10,253)  $       1,257,069
                                    =================  =================  =================  ==================

                                                                   December 31, 2002
                                    ---------------------------------------------------------------------------
                                                            Gross              Gross
                                                          unrealized         unrealized
                                       Amortized           holding            holding            Estimated
                                          cost              gains              losses           fair value
                                    -----------------  -----------------  -----------------  ------------------
U.S. Treasury securities and
     obligations of U.S.
     government corporations        $        239,859   $          9,100   $           (12)   $         248,947
States and territories                        39,402              4,839               --                44,241
Special revenue                                1,516                 30               --                 1,546
Corporate securities                         699,440             45,380            (3,533)             741,287
Mortgage-backed securities                   496,770             23,383              (138)             520,015
                                    -----------------  -----------------  -----------------  ------------------
                 Total              $      1,476,987   $         82,732   $        (3,683)   $       1,556,036
                                    =================  =================  =================  ==================

       The amortized cost and estimated fair value of investments in fixed maturities available for sale at December 31, 2003 are shown below (in thousands) by contractual maturity. Expected maturities will differ from contractual maturities because the issuers of such securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                 Amortized             Estimated
                                                    cost               fair value
                                             -------------------   -------------------
Due in one year or less                      $        33,891       $        34,043
Due after one year through five years                147,106               153,881
Due after five years through ten years               270,238               280,733
Due after ten years                                  290,471               299,723
                                             -------------------   -------------------
                                                     741,706               768,380
Mortgage-backed securities                           482,590               488,689
                                             -------------------   -------------------
                 Total                       $     1,224,296       $     1,257,069
                                             ===================   ===================

       Proceeds from sales of investments in fixed maturities available for sale were approximately $119,920,000, $310,224,000, and $486,169,000 in 2003,
       2002, and 2001, respectively. Gross gains of approximately $4,514,000, $9,437,000, and $17,199,000 and gross losses of approximately $3,020,000,
       $6,089,000, and $24,336,000 were realized on those sales in 2003, 2002, and 2001, respectively. In addition, the Company realized net gains of approximately $2,329,000, $1,075,000, and $668,000 during 2003, 2002, and
       2001, respectively, on investments in fixed maturities that were called or prepaid.

       At October 1, 2003, the Company elected to reclassify investment securities available for sale with an amortized cost of approximately $492,878,000 and a fair value of approximately $530,816,000 to trading (note 1(o)). The unrealized gain at the date of transfer of approximately $37,938,000 is included in net investment income.

       At December 31, 2003, the Company maintained a portfolio of investment securities classified as trading with a fair value of approximately $543,173,000. These investments are subject to price volatility associated with any interest-bearing instrument. Net realized gains on trading securities during the year ended December 31, 2003 were approximately $27,000 and are included in net investment income. Net unrealized holdings losses on trading securities held at year end for 2003 were approximately $33,681,000.

       Gross unrealized losses on investment securities available for sale and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2003, were as follows (in thousands):

                                    Less than 12 months          12 months or longer                Total
                                ---------------------------  ---------------------------  ---------------------------
                                               Unrealized                   Unrealized                   Unrealized
                                 Fair value      losses      Fair value       losses      Fair value       losses
                                ------------- -------------  ------------  -------------  ------------  -------------
U.S. Treasury securities
    and obligations of U.S.
    government corporations     $    85,823   $    (3,209)   $      --     $        --    $   85,823    $    (3,209)
States and territories                9,488          (296)          --              --         9,488           (296)
Corporate securities                 59,161        (2,255)          --              --        59,161         (2,255)
Mortgage-backed securities          166,407        (4,484)        1,231             (9)      167,638         (4,493)
                                ------------- -------------  ------------  -------------  ------------  -------------
        Total                   $   320,879   $   (10,244)   $    1,231    $        (9)   $  322,110    $   (10,253)
                                ============= =============  ============  =============  ============  =============

       The unrealized losses in U.S. Treasury securities and obligations of U.S. government corporations are due to interest rate fluctuations which resulted in a decline in market values from original purchase price. Because the securities were acquired during a period of low interest rates, unrealized losses may continue and may become more severe in a rising rate environment. Because the Company has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other than temporarily impaired.

       The investments included in States and territories are taxable municipal bonds issued by the state of New Jersey and the State of Illinois. These bonds are high grade investment quality and have unrealized losses due to an increase in interest rates since acquisition. Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other than temporarily impaired.

       The investments included in corporate securities are comprised of corporate bonds and convertible bonds. All bonds are investment grade and have no credit impairments. The unrealized loss is due to an increase in interest rates and changes in sector spreads. The unrealized loss may continue and may become more severe in a continued rising interest rate environment. Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other than temporarily impaired.

       The investments included in mortgage-backed securities are comprised of federal agency mortgage-backed securities, federal agency-backed collateralized mortgage obligations, and corporate trustee issued (AAA rated) whole loan collateralized mortgage obligations. The unrealized losses on these securities are due to interest rate increases and not credit quality. The contractual cash flows of these securities are either a direct obligation of a US government agency or of a corporate trustee with the added benefit of the underlying mortgage collateral. Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other than temporarily impaired.

       Included in short-term and other investments at December 31, 2003 and 2002, respectively, are derivative instruments of approximately $10,242,000 and $3,116,000, which are carried at fair value. Upon the adoption of SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, on January 1, 2001, the Company recorded the cumulative effect of this change in accounting principle of approximately $375,000, before tax, as a realized gain in the 2001 consolidated statement of income. The net change in the fair value of these derivatives in 2003, 2002 and 2001 of approximately $4,331,000, ($1,518,000) and $(85,000) respectively, before tax, is also reported as a realized gain (loss) in the consolidated statements of income. The derivative instruments owned by the Company consist of conversion features embedded within certain investments in fixed maturities and preferred stock, and are valued based on quotations obtained from an outside investment advisory firm.

       At December 31, 2003 and 2002, investments with carrying values of approximately $2,177,000 and $2,199,000, respectively, were on deposit with state insurance departments as required by statute.

(4)    Fair Value of Financial Instruments

       A summary of the Company's financial instruments (in thousands) and the fair value estimates, methods, and assumptions are set forth below:

                                                            2003                                2002
                                              ----------------------------------  ----------------------------------
                                                 Carrying          Estimated         Carrying          Estimated
                                                  amount          fair value          amount          fair value
                                              ----------------  ----------------  ----------------  ----------------
Financial assets:
    Cash                                      $      21,339     $      21,339     $      41,314     $      41,314
    Short-term and other investments                 33,928            33,928            15,941            15,941
    Accounts receivable                              69,366            69,366            71,409            71,409
    Accrued investment income                        20,928            20,928            20,899            20,899
    Reinsurance receivables on paid
       and unpaid benefits                          714,555           714,555           672,710           672,710
    Policy loans                                     27,445            27,445            26,814            26,814
    Fixed maturities available for sale           1,257,069         1,257,069         1,556,036         1,556,036
    Equity securities available for sale             20,421            20,421            22,170            22,170
    Trading investments                             543,173           543,173                --                --
    Mortgage loans                                  238,758           264,750           223,124           254,225
Financial liabilities:
    Certain policy liabilities                      687,604           681,894           641,353           634,723
    Other liabilities                                96,328            96,328           106,659           106,659
    Notes payable                                   297,928           310,601           148,643           168,663

       Cash, Short-Term and Other Investments, Accounts Receivable, Accrued Investment Income, Reinsurance Receivables on Paid and Unpaid Benefits, and Other Liabilities

       The carrying amount of these financial instruments approximates fair value because they mature within a relatively short period of time and do not present unanticipated credit concerns. The derivative balances included in short-term and other investments are carried at fair value, based on quotations obtained from an outside investment advisory firm.

       Policy Loans

       Policy loans have average interest yields of approximately 5.74% and 6.50% as of December 31, 2003 and 2002, respectively, and have no specified maturity dates. These loans typically carry an interest rate that is tied to the crediting rate applied to the related policy and contract reserves. Policy loans are an integral part of the life insurance policies that the Company has in force and cannot be valued separately.

       Fixed Maturities and Trading Investments

       The fair value of fixed maturities and trading investments are estimated based on bid prices published in financial newspapers or bid quotations received from securities dealers. The fair value of certain securities is not readily available through market sources other than dealer quotations, so fair value estimates are based on quoted market prices of similar instruments, adjusted for the differences between the quoted instruments and the instruments being valued.

       Equity Securities

       The fair value of equity securities investments of the Company is based on bid prices published in financial newspapers or bid quotations received from securities dealers.

       Mortgage Loans

       Fair values are estimated for portfolios of loans with similar characteristics. Mortgage loans are segregated into either commercial or residential categories, and have average net yield rates of 7.42% and 7.69% for December 31, 2003 and 2002, respectively. The fair value of mortgage loans was calculated by discounting scheduled cash flows to maturity using estimated market rates of 5.77% and 5.65% for December 31, 2003 and 2002, respectively. These rates reflect the credit and interest rate risk inherent in the loans. Assumptions regarding credit risk, cash flows, and discount rates are judgmentally determined using available market information and specific borrower information. The fair value of certain residential loans is based on the approximate fair value of the underlying real estate securing the mortgages.

       Certain Policy Liabilities

       Certain policies sold by the Company are investment-type contracts. These liabilities are segregated into two categories: deposit administration funds and immediate annuities that do not have life contingencies. The fair value of the deposit administration funds is estimated as the cash surrender value of each policy less applicable surrender charges. The fair value of the immediate annuities without life contingencies is estimated as the discounted cash flows of expected future benefits less the discounted cash flows of expected future premiums, using the current pricing assumptions. The carrying amount of all other policy liabilities approximates fair value.

                                                            2003                                2002
                                              ----------------------------------  ----------------------------------
                                                 Carrying          Estimated         Carrying          Estimated
                                                  amount          fair value          amount          fair value
                                              ----------------  ----------------  ----------------  ----------------
                                                        (In thousands)                      (In thousands)
Funds held under deposit
    administration contracts                  $     631,016     $     624,484     $     582,386     $     574,682
Annuities                                            56,588            57,410            58,967            60,041

       Notes Payable

       The fair value of the Company's notes payable is estimated by discounting the scheduled cash flows of each instrument through the scheduled maturity. The discount rates used are similar to those used for the valuation of the Company's commercial mortgage loan portfolio, except for the Company's notes payable to the Federal Home Loan Bank of Topeka, which are valued using discount rates at or near the carried rates because the notes have relatively short lives or carry the option of conversion to an adjustable rate.

       Limitations

       Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they reflect income taxes on differences between fair value and tax basis of the assets. Because no established exchange exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

(5)    Deferred Policy Acquisition Costs

       Deferred policy acquisition costs principally represent field sales compensation, direct response costs, underwriting and issue costs, and related expenses. Information relating to the change in deferred policy acquisition costs is summarized as follows (in thousands):

                                                   Life and            Accident and
                                                    annuity               health                 Total
                                               ------------------   -------------------   -------------------
Year ended December 31, 2003:
     Deferred costs                            $       11,580       $        65,786       $        77,366
     Amortization                                     (11,579)              (41,245)              (52,824)
                                               ------------------   -------------------   -------------------
                 Net increase                  $            1       $        24,541       $        24,542
                                               ==================   ===================   ===================
Year ended December 31, 2002:
     Deferred costs                            $       11,859       $        66,498       $        78,357
     Amortization                                     (15,652)              (51,796)              (67,448)
                                               ------------------   -------------------   -------------------
                 Net (decrease) increase       $       (3,793)      $        14,702       $        10,909
                                               ==================   ===================   ===================
Year ended December 31, 2001:
     Deferred costs                            $        9,071       $        54,928       $        63,999
     Amortization                                      (3,728)              (29,002)              (32,730)
                                               ------------------   -------------------   -------------------
                 Net increase                  $        5,343       $        25,926       $        31,269
                                               ==================   ===================   ===================

(6)    Reserves for Future Policy Benefits

       Reserves for life and annuity future policy benefits as of December 31 are principally based on the interest assumptions set forth below (in thousands):

                                                                                                       Interest
                                                             2003                  2002              assumptions
                                                      -------------------   -------------------   -------------------
Life and annuity reserves:
     Issued prior to 1970                             $         3,374       $         3,455             4.75%
     Issued 1970 through 1980                                  31,341                31,216         6.75% to 5.25%
     Issued after 1982 (indeterminate
        premium products)                                         778                   743        10.00% to 8.50%
     Issued through 1987 (acquired business)                    1,149                 1,184             11.00%
     Issued 1981-1994 (all other)                              36,652                35,944         8.50% to 7.00%
     Issued after 1994 (all other)                             18,616                14,634             7.00%
     Life contingent annuities                                 35,436                35,169           Various<F1>
     Group term life waiver of premium
        disabled lives                                          8,655                 8,361             6.00%
     Reserves acquired through assumption
        reinsurance agreement (note 12)                       620,355               590,220         5.50% to 2.25%
     All other life reserves                                      --                  1,790            Various
                                                      -------------------   -------------------
                                                      $       756,356       $       722,716
                                                      ===================   ===================

<F1>
     These reserves are revalued as limited-pay contracts. As a result, the reserve is somewhat greater than the present value of future benefits and expenses at the assumed interest rates, i.e., the actual interest rates required to support the reserves are somewhat lower than the rates assumed.

       Assumptions as to mortality are based on the Company's prior experience. This experience approximates the 1955-60 Select and Ultimate Table (individual life issued prior to 1981), the 1965-70 Select and Ultimate Table (individual life issued in 1981 and after), and the 1960 Basic Group Table (all group issues). Assumptions for withdrawals are based on the Company's prior experience. All assumptions used are adjusted to provide for possible adverse deviations.

(7)    Liability for Benefits Payable

       The provision for benefits pertaining to prior years decreased by approximately $7,300,000 in 2003 primarily due to better-than-anticipated loss experience related to hospital indemnity business. The provision for benefits pertaining to prior years increased by approximately $1,000,000 in 2002 primarily due to fluctuations in the group medical line.

(8)    Notes Payable

       Notes payable as of December 31 are summarized as follows:

                                                                                  2003                  2002
                                                                            -------------------   -------------------
                                                                                         (In thousands)
6.07% line of credit, due in 2003, interest due monthly                     $           --        $        25,000
5.80% line of credit, due in 2004, interest due monthly                               5,000                 5,000
5.05% line of credit, due in 2005, interest due monthly                               1,428                 2,143
2.98% line of credit, due in 2006, interest due monthly                              25,000                   --
5.55% line of credit, due in 2008, interest due monthly                               6,500                 6,500
5.03% line of credit, due in 2008, interest due monthly                               5,000                 5,000
5.60% line of credit, due in 2009, interest due monthly                               5,000                 5,000
3.10% line of credit, due in 2009, interest due monthly                              10,000                10,000
6.19% line of credit, due in 2010, interest due monthly                              10,000                10,000
6.61% line of credit, due in 2010, interest due monthly                              10,000                10,000
6.33% line of credit, due in 2010, interest due monthly                              15,000                15,000
6.87% line of credit, due in 2010, interest due monthly                              15,000                15,000
6.31% line of credit, due in 2010, interest due monthly                              15,000                15,000
3.82% line of credit, due in 2012, interest due monthly                              10,000                10,000
1.65% line of credit, due in 2013, interest due monthly                             150,000                   --
5.87% line of credit, due in 2014, interest due monthly                              15,000                15,000
                                                                            -------------------   -------------------
                                                                            $       297,928       $       148,643
                                                                            ===================   ===================

       AFA has a line of credit with the Federal Home Loan Bank of Topeka in the amounts of $297,928,000 and $148,643,000 at December 31, 2003 and 2002,
       respectively. The line of credit is secured by investment securities pledged as collateral by AFA with a carrying value of approximately $329,837,000 and $160,633,000 at December 31, 2003 and 2002,
       respectively, which exceeds the collateral required for this line of credit. The pledged securities are held in the Company's name in a custodial account at Bank One Trust Company, N.A., to secure current and future borrowings. To participate in this available credit, AFA has acquired 150,639 shares of Federal Home Loan Bank of Topeka common stock with a total carrying value of approximately $15,064,000 at December 31, 2003.

       The Company has unused lines of credit of approximately $20,000,000 available at December 31, 2003.

       Interest expense for the years ended December 31, 2003, 2002, and 2001 totaled approximately $9,865,000, $8,113,000, and $8,346,000, respectively, and is included in net investment income as an investment expense in the accompanying consolidated statements of income.

       Scheduled maturities (excluding interest) of the above indebtedness at December 31, 2003 are as follows (in thousands):

2004                    $        5,000
2005                             1,428
2006                            25,000
2007                               --
2008                            11,500
Thereafter                     255,000
                        ------------------
                        $      297,928
                        ==================

(9)    Income Taxes

       Total 2003 and 2002 income tax expense in the accompanying consolidated statements of income differs from the federal statutory rate of 35% of income before income taxes principally due to management fees paid to AFC treated as dividends for financial reporting purposes, and increased dividends received deduction and tax-exempt interest.

       The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31 are presented below (in thousands):

                                                                             2003                  2002
                                                                     -------------------   -------------------
Deferred tax assets:
     Other investments                                               $         1,026       $           771
     Life and health reserves                                                 31,005                29,461
     Minimum pension liability                                                   --                  2,579
     Other liabilities and assets                                              3,836                 3,054
     Derivative in funds withheld under reinsurance
        contract                                                              13,016                   --
                                                                     -------------------   -------------------
                 Total gross deferred tax assets                              48,883                35,865
                                                                     -------------------   -------------------
Deferred tax liabilities:
     Fixed maturities                                                        (24,776)              (28,441)
     Equity securities                                                          (509)                 (151)
     Deferred policy acquisition costs                                       (84,760)              (78,278)
     Due and deferred premiums                                               (15,209)              (14,814)
                                                                     -------------------   -------------------
                 Total gross deferred tax liabilities                       (125,254)             (121,684)
                                                                     -------------------   -------------------
                 Net deferred tax liability                          $       (76,371)      $       (85,819)
                                                                     ===================   ===================

       Management believes that it is more likely than not that the results of operations will generate sufficient taxable income to realize the deferred tax assets reported on the consolidated balance sheets.

       The Company and its subsidiaries are included in AFC's consolidated federal income tax return. Income taxes are reflected in the accompanying consolidated financial statements as if the Company and its subsidiaries were separate tax-paying entities. Other accounts receivable includes income taxes receivable of approximately $2,212,000 and $5,829,000 at December 31, 2003 and 2002, respectively.

       The Company incurred approximately $4,516,000 in net capital losses during 2001. A capital loss carryback claim was allowed for approximately $1,402,000 of this capital loss and the remaining amount, approximately $3,114,000, was utilized in 2002.

       Under the provision of the Life Insurance Company Tax Act of 1959, certain special deductions were allowed to life insurance companies for federal income tax purposes. These special deductions were repealed by the Tax Reform Act of 1984, and the untaxed balances were frozen at their December 31, 1983 levels. These balances, referred to as the "policyholders surplus account," were approximately $8,161,000 for AFA and are subject to taxation if certain levels of premium income or life insurance reserves are not maintained, or if the life insurance company makes excess distributions to shareholders. As it is not currently considered likely that a tax would become due on any such balance, no deferred income taxes have been provided. However, if such tax were to become payable, it would amount to approximately $2,856,000.

(10) Other Comprehensive Income (Loss)

       The changes in the components of other comprehensive income (loss) are reported net of income taxes for the periods indicated, as follows (in thousands):

                                                                       Year ended December 31, 2003
                                                       --------------------------------------------------------------
                                                            Pretax                 Tax                   Net
                                                            amount                effect                amount
                                                       ------------------   -------------------   -------------------
Unrealized holding loss on available for sale investments:
        Unrealized holding loss arising during
           the period                                  $      (50,750)      $        17,764       $       (32,986)
        Plus: reclassification adjustment for
           gains included in net income                         4,240                (1,485)                2,755
Minimum pension liability                                       7,367                (2,579)                4,788
                                                       ------------------   -------------------   -------------------
Other comprehensive loss                               $      (39,143)      $        13,700       $       (25,443)
                                                       ==================   ===================   ===================

                                                                       Year ended December 31, 2002
                                                       --------------------------------------------------------------
                                                            Pretax                 Tax                   Net
                                                            amount                effect                amount
                                                       ------------------   -------------------   -------------------
Unrealized holding gain on available for sale investments:
        Unrealized holding gain arising during
           the period                               $          51,277               (17,844)               33,433
        Plus: reclassification adjustment for
           gains included in net income                         4,423                (1,548)                2,875
Minimum pension liability                                      (7,367)                2,579                (4,788)
                                                       ------------------   -------------------   -------------------
Other comprehensive income                          $          48,333               (16,813)               31,520
                                                       ==================   ===================   ===================

                                                                       Year ended December 31, 2001
                                                       --------------------------------------------------------------
                                                            Pretax                 Tax                   Net
                                                            amount                effect                amount
                                                       ------------------   -------------------   -------------------
Unrealized holding gain on available for sale investments:
        Unrealized holding gain arising during
           the period                                  $       28,702       $       (10,147)      $        18,555
        Less: reclassification adjustment for
           losses included in net income                        6,420                (2,247)                4,173
                                                       ------------------   -------------------   -------------------
Other comprehensive income                             $       35,122       $       (12,394)      $        22,728
                                                       ==================   ===================   ===================

     At December 31, 2003 and 2002, the components of accumulated other comprehensive income are as follows (in thousands):

                                                                               2003                  2002
                                                                        -------------------   -------------------
Unrealized holding gains, net of deferred tax liability
     of $11,641 and $27,920 in 2003 and 2002, respectively              $        21,610       $        51,841
Minimum pension liability, net of deferred tax benefit of
     $2,579 in 2002                                                                 --                 (4,788)
                                                                        -------------------   -------------------
                                                                        $        21,610       $        47,053
                                                                        ===================   ===================

(11)   Reinsurance

       Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Management believes that all reinsurers presently used are financially sound and will be able to meet their contractual obligations; therefore, no significant allowance for uncollectible amounts has been included in the consolidated financial statements. At December 31, 2003 and 2002, reinsurance receivables with a carrying value of approximately $84,980,000 and $71,808,000, respectively, were associated with two reinsurers. In addition, reinsurance receivables of approximately $510,757,000 and $481,048,000 in 2003 and 2002, respectively, were associated with one reinsurer (note
       12).

       Reinsurance agreements in effect for life insurance policies vary according to the age of the insured and the type of risk. Retention amounts for life insurance range from $500,000 on group life to $250,000 on individual life coverages, with slightly lower limits on accidental death benefits. At December 31, 2003 and 2002, the face amounts of life insurance in force that are reinsured amounted to approximately $13,827,000,000 (approximately 66.2% of total life insurance in force) and $12,805,000,000 (approximately 61.9% of total life insurance in force), respectively.

       Reinsurance agreements in effect for accident and health insurance policies vary with the type of coverage.

       The effects of reinsurance agreements on earned and written premiums, prior to deductions for benefits and commission allowances, were approximately $(214,804,000), $(235,456,000), and $(226,503,000), for
       life and accident and health reinsurance ceded, and $16,173,000, $13,940,000, and $10,659,000 for life and accident and health reinsurance assumed for the years ended December 31, 2003, 2002, and 2001, respectively.

       Reinsurance agreements reduced benefits paid for life and accident and health policies by approximately $180,385,000, $178,979,000, and $185,210,000 for the years ended December 31, 2003, 2002, and 2001, respectively.

(12)   Acquired Business

       (a)    Mid-Continent Life Insurance Company

              Effective December 31, 2000, the Company entered into an assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, in his capacity as receiver of Mid-Continent Life Insurance Company (MCL) of Oklahoma City, Oklahoma. Under this agreement, the Company assumed MCL's policies in force, with the exception of a small block of annuity policies that was assumed effective January 1, 2001. In a concurrent reinsurance agreement, the Company ceded 100% of the MCL policies assumed to Hannover Life Reassurance Company of America, which agreement was then transferred to Hannover Life Reassurance Company of Ireland (HLR), in 2002. The agreement with HLR is a funds withheld arrangement, with the Company ceding net policy assets and liabilities of approximately $520,609,000 and $482,730,000 to HLR and maintaining a funds withheld liability at December 31, 2003 and 2002, respectively.

              Under the terms of the agreement with the receiver, the Company has guaranteed that the amount of premiums charged under the assumed "Extra-Life" contracts will not increase during the 17-year period beginning December 31, 2000. The Company has also guaranteed that the current dividend scale on the assumed "Extra-Life" contracts shall not be reduced or eliminated during the five-year period beginning December 31, 2000. Certain funds are being held by the receiver for the purpose of paying the reasonable costs of MCL's operations after December 31, 2000 and winding up the receivership proceedings. The remainder of these funds was remitted to the Company in 2003.

              As required by the terms of the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, the Company and HLR agreed that a Supplemental Policyholder Reserve
              (SPR) would be established. The initial SPR is equal to the net of the assets and liabilities received from MCL under the assumption agreement, less amounts ceded to other reinsurance carriers. The SPR is 100% ceded to HLR.

              The purpose of the SPR is to provide additional protection to the MCL policyholders against premium increases and to ensure that profits are recognized over the lives of the underlying policies, rather than being recognized up front. The method for calculation of initial SPR was specified precisely in the agreement with the receiver. The method for calculating the SPR for periods beyond the purchase date was developed by the Company, as this reserve is not otherwise required statutorily or under existing actuarial valuation guidance. The SPR is divided into two parts: (a) an additional reserve for future benefits, which is an estimate of the amount needed, in addition to the policy reserves and liability for future dividends, to fund benefits assuming there are no future premium rate increases, and (b) an additional reserve for future estimated profit, which represents the profit the Company expects to earn on this business over the lives of the underlying policies. The SPR will be reprojected each year to recognize current and future profits as a level percentage of future projected required capital amounts each year, resulting in a level return on investment. Any remaining SPR will not automatically be released after the premium guarantee period of 17 years, because the SPR is to be held until there is an actuarial certainty that premium rate increases will not be needed. The calculation of the SPR is subject to significant volatility, as it is highly dependent upon assumptions regarding mortality, lapse experience, and investment return. Small shifts in any of these underlying assumptions could have a dramatic impact on the value of the SPR.

              Under the terms of the agreement with HLR, HLR has agreed to share future profits on a 50/50 basis with the Company, through an experience refund account. The experience refund account is calculated as premium income plus investment income, less reserve increases (including the SPR), benefits paid, and administrative expense allowances paid to AFA, and is settled on a quarterly basis. Losses are not shared on a 50/50 basis, except to the extent that a net loss in the experience account at the end of a quarter carries forward to future quarters. The experience refund earned by AFA in 2003 and 2002, before tax, was approximately $7,204,000 and $4,191,000, respectively and is included in other income in the accompanying consolidated statements of income. Due to the nature of a funds withheld reinsurance arrangement, the components of the experience refund calculation are reported as separate components in the accompanying consolidated statements of income. Premium income, reserve increases, and benefits paid related to this block are reported as reductions of premium income, changes in reserves, and benefits for reinsurance ceded, as required by SFAS No. 113. Investment income on the funds withheld is included in AFA's investment income, and administrative expense allowances paid to AFA are reported as a reduction of AFA's expense. The impact of ceding investment income on funds withheld is reported as a reduction of net investment income in the accompanying consolidated statements of income.

       (b)    American Standard Life and Accident Insurance Company

              Effective July 1, 1998, the Company entered into an assumption reinsurance agreement with American Standard Life and Accident Insurance Company (ASL) of Enid, Oklahoma, the National Organization of Life and Health Guaranty Associations, and the guaranty associations in the states where ASL originally conducted its business. The Company recorded an asset for the value of the business acquired based on the present value of the estimated future profits on the business (PVP) at a 6.75% discount rate. The PVP was estimated to be $4,313,000 at July 1, 1998. Approximately $328,000, $379,000, and $437,000 of amortization was recorded in 2003, 2002, and 2001, respectively, and is included in operating expenses in the accompanying consolidated statements of income. The December 31, 2003 and 2002 balance of the PVP asset approximates $1,776,000 and $2,104,000, respectively, and is included in other assets in the accompanying consolidated balance sheets.

              An estimate of the amortization of the PVP for the next five years is as follows:

2004                   $     284,000
2005                         245,000
2006                         210,000
2007                         178,000
2008                         150,000

(13)   Employee Benefit Plans

       The Company participates in a pension plan (the Plan) covering all employees who have satisfied longevity and age requirements. The Company's funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future.

       Prior to 2003, the Company was the Plan sponsor. Effective January 1, 2003, the Plan sponsor was changed from AFA to AFC. The change in Plan sponsor increased the Company's equity by approximately $3,821,000 on January 1, 2003. The Company recorded a decrease of approximately $4,788,000, net of tax, on the additional minimum pension liability which is recognized as a component of other comprehensive income in 2003. The Company also recorded a decrease of approximately $967,000 in the prepaid pension asset which is recognized as a dividend paid in 2003. The Company contributed approximately $5,181,000 to the Plan during the year ended December 31, 2003.

       The Plan's funded status as of December 31, 2002 is summarized as follows (in thousands):

Actuarial present value of benefit obligation:
     Vested benefits                                              $        28,974
     Nonvested benefits                                                     3,238
                                                                  -------------------
                 Total accumulated benefit obligation             $        32,212
                                                                  ===================
Change in benefit obligation:
     Benefit obligation, beginning of period                      $        31,104
     Service cost                                                           2,803
     Interest cost                                                          2,225
     Actuarial loss                                                         6,071
     Benefits paid                                                         (1,406)
                                                                  -------------------
                 Benefit obligation, end of period                $        40,797
                                                                  ===================
Change in plan assets:
     Fair value of plan assets, beginning of period               $        25,245
     Actual return on plan assets                                          (2,782)
     Employer contributions                                                 4,040
     Benefits paid                                                         (1,406)
                                                                  -------------------
                 Fair value of plan assets, end of period         $        25,097
                                                                  ===================
Funded status at end of year:
     Plan assets less than projected benefit obligation           $       (15,700)
     Unrecognized net actuarial loss                                       15,952
     Unrecognized prior service cost due to plan amendment                    715
                                                                  -------------------
                 Prepaid pension cost                             $           967
                                                                  ===================

       In determining the projected benefit obligation, the weighted average assumed discount rates used were 6.75% in 2002. The rate of increase in future salary levels was 5% in 2002. The expected long-term rate of return on assets used in determining net periodic pension cost was 9.5% in 2002. Plan assets are invested in fixed maturities, equity securities, and short-term investments.

       Net periodic pension cost for the years ended December 31 included the following (in thousands):

                                                         2002                  2001
                                                  -------------------   -------------------
Service cost - benefits earned during
     period                                       $         2,803       $         2,187
Interest costs                                              2,225                 1,954
Expected return on plan assets                             (2,432)               (2,521)
Net amortization and deferral                                 329                    37
                                                  -------------------   -------------------
                 Net periodic pension cost        $         2,925       $         1,657
                                                  ===================   ===================

       In 2002, the Company recorded an additional minimum pension liability for the difference between the accumulated benefit obligation and the fair value of plan assets at December 31, 2002, net of the Company's accrued benefit cost and unrecognized prior service cost at December 31, 2002. The additional liability of approximately $4,788,000, net of deferred tax benefit of approximately $2,579,000, is reported as a separate component of other comprehensive income.

       The Company participates in a defined contribution thrift and profit sharing plan as provided under Section 401(a) of the Internal Revenue Code (the Code), which includes the tax deferral feature for employee contributions provided by Section 401(k) of the Code. The Company contributed approximately $1,810,000, $1,716,000, and $1,466,000 to this plan during the years ended December 31, 2003, 2002, and 2001, respectively.

(14)   Commitments and Contingencies

       Rent expense for office space and equipment for the years ended December 31, 2003, 2002, and 2001, was approximately $11,164,000, $10,079,000, and
       $9,216,000, respectively. A portion of rent expense relates to leases that expire or are cancelable within one year. The aggregate minimum annual rental commitments as of December 31, 2003 under noncancelable long-term leases are as follows (in thousands):


2004                     $     3,012
2005                           2,121
2006                           1,370
2007                             936
2008                             304
Thereafter                       244

       The Company has pledged approximately $5,875,000 of its treasury notes as collateral on lines of credit held by affiliated companies.

       The Company has outstanding mortgage loan commitments of approximately $13,555,000 and $8,384,000 at December 31, 2003 and 2002, respectively.

       As of December 31, 2003, the Company has an outstanding guarantee for approximately $5,595,000 on borrowings from commercial banks by AFC. The borrowings were made for acquisition purposes and mature in 2007. The guarantee unconditionally, continually, and absolutely guarantees the obligations of AFC to the banks, but is limited and reducing as the principal amounts of the notes are repaid on a dollar for dollar basis. The guarantee is expected to mature in 2007 and is unsecured. If AFC defaults on the loan agreement, the Company could be requested to perform under the guarantee. It is unlikely that the Company would be required to make payments under its guarantee and no amount has been accrued for the Company's obligation under its guaranty arrangement.

       In the normal course of business, there are various legal actions and proceedings pending against the Company and its subsidiaries. In management's opinion, the ultimate liability, if any, resulting from these legal actions will not have a material adverse effect on the Company's financial position.

(15)   Related-Party Transactions

       The Company and its subsidiaries lease automobiles, furniture, and equipment from a partnership that owns a controlling interest in AFC. These operating leases are cancelable upon one month's notice. During the years ended December 31, 2003, 2002, and 2001, rentals paid under these leases were approximately $4,876,000, $4,723,000, and $4,210,000, respectively.

       During the years ended December 31, 2003, 2002, and 2001, the Company paid investment advisory fees to a partnership that owns a controlling interest in AFC totaling approximately $4,409,000, $4,285,000, and $3,969,000, respectively.

       During the years ended December 31, 2003 and 2002, the Company paid management fees to AFC totaling approximately $3,857,000 and $3,977,000, respectively. During the year ended December 31, 2001, the Company paid management fees and investment advisory fees to AFC totaling approximately $2,844,000.

       The Company leases office space from a subsidiary of AFC. The rent payments associated with the lease were approximately $3,249,000, $2,747,000, and $2,203,000 in 2003, 2002, and 2001, respectively.

       During 2003, 2002, and 2001, the Company paid cash dividends to AFC of approximately $11,908,000, $13,539,000, and $14,030,000, respectively.

       During 2003, the Company paid dividends to AFC of approximately $967,000 in the form of a prepaid pension asset.

       During 2003, the Company paid dividends to AFC of approximately $523,000 in the form of a receivable from a subsidiary of AFC.

       During 2001, the Company paid dividends to AFC of approximately $1,964,000 in the form of common stock in affiliated companies (including the companies' cash balances of approximately $689,000).

       During 2003, 2002, and 2001, the Company entered into three-year software lease agreements with AFC. Lease expense related to the agreements was approximately $2,705,000, $2,289,000, and $3,693,000 for the years ended December 31, 2003, 2002, and 2001, respectively, and is included in selling costs and other operating, administrative, and general expenses.

       Short-term and other investments at December 31, 2003 and 2002 include a note receivable from a subsidiary of AFC totaling $480,000 and $330,000, respectively, which bears an interest rate of 7.5% per annum. The Company recorded investment income on the note of approximately $34,000 and $8,000 during the year ended December 31, 2003 and 2002, respectively. The Company has agreed to advance an additional $50,000 on this note in 2004, and the note matures in 2009.

       An officer of AFC serves on the board of directors of a financial institution in which the Company maintains cash balances.

                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                   Schedule III - Business Segment Information
                  Years ended December 31, 2003, 2002, and 2001
                                 (In thousands)

       The Company's reportable segments are its strategic business units. The components of operations for the years ended December 31, 2003, 2002, and 2001 are included in the table below.

       Assets and related investment income are allocated based upon related insurance reserves that are backed by such assets. Other operating expenses are allocated in relation to the mix of related revenues.

                                                              2003                  2002                  2001
                                                       -------------------   -------------------   -------------------
Total revenues:
     American Fidelity Education Services
        Division                                       $       268,082       $       241,354       $       202,684
     Association Worksite Division                             178,593               158,779               127,711
     Strategic Alliance Division                                67,096                47,066                55,043
     AFAmeriLife Division                                       43,010                10,274                17,593
     Noninsurance operations                                     1,958                 1,836                 2,959
                                                       -------------------   -------------------   -------------------
                                                       $       558,739       $       459,309       $       405,990
                                                       ===================   ===================   ===================
Pretax earnings (loss) including cumulative
     effect of change in accounting
     principle:
        American Fidelity Education Services
           Division                                    $        43,100       $        35,698       $        32,493
        Association Worksite Division                            8,520                (4,569)                3,777
        Strategic Alliance Division                             (6,177)               (6,698)               (1,018)
        AFAmeriLife Division                                     9,149                 3,077                 9,736
        Noninsurance operations                                     76                  (325)                  123
                                                       -------------------   -------------------   -------------------
                                                       $        54,668       $        27,183       $        45,111
                                                       ===================   ===================   ===================

Total assets:
     American Fidelity Education Services
        Division                                       $     1,755,149       $     1,574,785       $     1,485,950
     Association Worksite Division                             338,453               332,197               290,493
     Strategic Alliance Division                               140,132                92,664               190,988
     AFAmeriLife Division                                    1,293,756             1,144,732               980,839
     Noninsurance operations                                       210                   325                   288
                                                       -------------------   -------------------   -------------------
                                                       $     3,527,700       $     3,144,703       $     2,948,558
                                                       ===================   ===================   ===================

       See accompanying independent auditors' report.


                                      AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES
                                                   Schedule IV - Reinsurance
                                         Years ended December 31, 2003, 2002, and 2001
                                                         (In thousands)
                                                                                                                   Percentage
                                                                Ceded             Assumed                           of amount
                                               Gross           to other         from other          Net              assumed
                                               amount         companies          companies         amount            to net
                                           --------------   ---------------   --------------   ---------------   -------------
Year ended December 31, 2003:
    Life insurance in force                $  20,778,408    $   13,826,874    $     106,936    $    7,058,470            1.52 %
                                           ==============   ===============   ==============   ===============   =============
    Premiums:
       Life insurance                      $     124,539    $       95,564    $         497    $       29,472            1.69 %
       Accident and health insurance             488,584           119,240           15,676           385,020            4.07 %
                                           --------------   ---------------   --------------   ---------------   -------------
          Total premiums                   $     613,123    $      214,804    $      16,173    $      414,492            3.90 %
                                           ==============   ===============   ==============   ===============   =============
Year ended December 31, 2002:
    Life insurance in force                $  20,638,283    $   12,804,611    $      62,287    $    7,895,959            0.79 %
                                           ==============   ===============   ==============   ===============   =============
    Premiums:
       Life insurance                      $     121,468    $       91,350    $         256    $       30,374            0.84 %
       Accident and health insurance             466,847           144,106           13,684           336,425            4.07 %
                                           --------------   ---------------   --------------   ---------------   -------------
          Total premiums                   $     588,315    $      235,456    $      13,940    $      366,799            3.80 %
                                           ==============   ===============   ==============   ===============   =============
Year ended December 31, 2001:
    Life insurance in force                $  19,912,796    $   12,137,102    $      48,531    $    7,824,225            0.62 %
                                           ==============   ===============   ==============   ===============   =============
    Premiums:
       Life insurance                      $     117,870    $       89,167    $       4,708    $       33,411           14.09 %
       Accident and health insurance             405,482           137,336            5,951           274,097            2.17 %
                                           --------------   ---------------   --------------   ---------------   -------------
          Total premiums                   $     523,352    $      226,503    $      10,659    $      307,508            3.47 %
                                           ==============   ===============   ==============   ===============   =============

       See accompanying independent auditors' report.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements

The following financial statements are included in Part B hereof:

AMERICAN FIDELITY SEPARATE ACCOUNT C

   Independent Auditors' Report
   Statements of Assets and Liabilities as of December 31, 2003
   Statements of Operations for the Year Ended December 31, 2003
   Statements of Changes in Net Assets for the Year Ended December 31, 2003 Financial Highlights
   Notes to Financial Statements

AMERICAN FIDELITY ASSURANCE COMPANY

   Independent Auditors' Report
   Consolidated Balance Sheets as of December 31, 2003 and 2002
   Consolidated Statements of Income for the Years Ended December 31,
     2003, 2002 and 2001
   Consolidated Statements of Stockholder's Equity for the Years Ended
     December 31, 2003, 2002 and 2001
   Consolidated Statements of Cash Flows for the Years Ended December 31,
     2003, 2002 and 2001
   Notes to Consolidated Financial Statements
   Schedule III - Business Segment Information
   Schedule IV - Reinsurance

     (b) Exhibits

1 Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account C. Incorporated by reference to Exhibit 1 to Registrant's Registration Statement on Form N-4 filed on February 27, 2003.

3 Principal Underwriter's Agreement dated July 30, 2002, between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. Incorporated by reference to Exhibit 3 to Registrant's Registration Statement on Form N-4 filed on February 27, 2003.

4.1   Flexible Premium Group Variable Annuity. Incorporated by reference to
      Exhibit 4.1 to Registrant's Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 Filed on May 16, 2003.

5.1 Section 457(b) Deferred Compensation Plan Participation Election Form. Incorporated by reference to Exhibit 5.1 to Registrant's Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 Filed on May 16, 2003.

5.2 Section 457 Group Variable Annuity Master Application. Incorporated by reference to Exhibit 5.2 to Registrant's Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 Filed on May 16, 2003.

6.1 Articles of Incorporation of American Fidelity Assurance Company as amended. Incorporated by reference to Exhibit 6.1 to Registrant's Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 Filed on May 16, 2003.

6.2 Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997. Incorporated by reference to Exhibit 6.2 to Registrant's Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 Filed on May 16, 2003.

8.1* Fund Participation Agreement dated April 18, 1997, between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc.

8.2 Amendment to Fund Participation Agreement between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc. dated June 17, 2002. Incorporated by reference to Exhibit 8.2 to Registrant's Registration Statement on Form N-4 filed on February 27, 2003.

8.3* Fund Participation Agreement dated May 13, 1997, between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment to Fund Participation Agreement dated May 13, 1997.

8.4* Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund).

8.5 Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002. Incorporated by reference to Exhibit 8.5 to Registrant's Registration Statement on Form N-4 filed on February 27, 2003.

8.6* Fund Participation Agreement dated December 22, 1998, between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company.

8.7* First Amendment to Fund Participation Agreement between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company.

8.8 Second Amendment to Fund Participation Agreement between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company dated July 16, 2002. Incorporated by reference to Exhibit 8.8 to Registrant's Registration Statement on Form N-4 filed on February 27, 2003.

8.9* Shareholder Services Agreement dated January 16, 2001, between American Fidelity Assurance Company and American Century Investment Management, Inc.

8.10* Amendment No. 1 to Shareholder Services Agreement between American
      Fidelity Assurance Company and American Century Investment Management, Inc., dated April 6, 2001.

8.11 Amendment No. 2 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated June 27, 2002. Incorporated by reference to Exhibit 8.11 to Registrant's Registration Statement on Form N-4 filed on February 27, 2003.

8.12* Fund Participation Agreement dated April 10, 2001, between American
      Fidelity Assurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management Inc.

8.13 Amendment No. 1 to the Fund Participation Agreement between American Fidelity Assurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management Inc. dated June 27, 2002. Incorporated by reference to Exhibit 8.13 to Registrant's Registration Statement on Form N-4 filed on February 27, 2003.

8.14* Fund Participation Agreement dated April 20, 2001, between American
      Fidelity Assurance Company and Federated Insurance Series and Federated Securities Corp.

8.15 Amendment No. 1 to Fund Participation Agreement between American Fidelity Assurance Company and Federated Insurance Series and Federated Securities Corp. dated June 27, 2002. Incorporated by reference to Exhibit 8.15 to Registrant's Registration Statement on Form N-4 filed on February 27, 2003.

9*    Opinion and Consent of Counsel.

10*   Consent of Independent Auditors.

99*   Organizational Chart of American Fidelity Assurance Company.

---------------

*     Filed herewith


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the executive officers and directors of American Fidelity Assurance Company:

Name and Principal Business Address    Positions and Offices with Depositor
-----------------------------------    -----------------------------------------

Lynda L. Cameron                       Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

William M. Cameron                     Chairman of the Board and Chief Executive
2000 N. Classen Boulevard              Officer, Director
Oklahoma City, Oklahoma  73106

David R. Carpenter                     Executive Vice President, Treasurer
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

William E. Durrett                     Senior Chairman of the Board, Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

Charles R. Eitel                       Director
One Concourse Parkway, Suite 600
Atlanta, Georgia  30328

Theodore M. Elam                       Director
211 N. Robinson, 10th Floor
Oklahoma City, OK  73102

Stephen P. Garrett                     Senior Vice President, Secretary
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

William A. Hagstrom                    Director
975 N.E. 10th, BRC 411b
Oklahoma City, Oklahoma  73104

Kenneth D. Klehm                       Senior Vice President
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

Alfred L. Litchenburg                  Executive Vice President
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

David R. Lopez                         Director
210 Park Ave., Suite 230
Oklahoma City, OK  73102

Paula Marshall-Chapman                 Director
2727 East 11th Street
Tulsa, Oklahoma  74104

John W. Rex                            President and Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

Galen P. Robbins, M.D.                 Director
11901 Quail Creek Road
Oklahoma City, Oklahoma  73120


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
           REGISTRANT

     The organizational chart of American Fidelity Assurance Company is included as Exhibit 99. The subsidiaries of American Fidelity Assurance Company reflected in the organization chart are included in the consolidated financial statements of American Fidelity Assurance Company in accordance with generally accepted accounting principles.

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of April 1, 2004, there were 106 non-qualified contract owners and no qualified contract owners.

ITEM 28. INDEMNIFICATION

     The Bylaws of American Fidelity Assurance Company (Article VIII, Section 3) provide, in part, that:

     (a) American Fidelity Assurance Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of American Fidelity Assurance Company) by reason of the fact that he is or was a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorneys' fees), amounts paid in settlement (whether with or without court approval), judgments, fines actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was not unlawful.

     (b) American Fidelity Assurance Company shall indemnify every person who is or was a party or is or was threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of American Fidelity Assurance Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of American Fidelity Assurance Company, or is or was serving at the request of American Fidelity Assurance Company as a director, officer, employee, or agent or in any other capacity of or in another corporation, or a partnership, joint venture, trust, or other enterprise, or by reason of any action alleged to have been taken or not taken by him while acting in such capacity, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such threatened, pending, or completed action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. The termination of any such threatened or actual action or suit by a settlement or by an adverse judgment or order shall not of itself create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. Nevertheless, there shall be no indemnification with respect to expenses incurred in connection with any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to American Fidelity Assurance Company, unless, and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as such court shall deem proper.

     (c) To the extent that a director, officer, employee, or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in Subsections (a) and (b) hereof, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with such defense.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Registrant pursuant to the foregoing, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) American Fidelity Securities, Inc. is the principal underwriter for the Registrant, American Fidelity Separate Account A, American Fidelity Separate Account B and American Fidelity Dual Strategy Fund, Inc.(R)

     (b) The following persons are the officers and directors of American Fidelity Securities, Inc.

Name and Principal Business Address  Positions and Offices with Underwriter
-----------------------------------  ---------------------------------------

David R. Carpenter                   Director, Chairman, President, Chief
P.O. Box 25523                       Executive Officer, Treasurer, Chief
Oklahoma City, Oklahoma  73125       Financial Officer and Investment Company
                                     and Variable Contracts Products Principal

Marvin R. Ewy                        Director, Vice President, Secretary and
P.O. Box 25523                       Investment Company and Variable Contracts
Oklahoma City, Oklahoma  73125       Products Principal

Nancy K. Steeber                     Director, Vice President, Chief Operations
P.O. Box 25523                       Officer and Investment Company and Variable
Oklahoma City, Oklahoma  73125       Contracts Products Principal

     (c) The commissions received by American Fidelity Securities, Inc. in connection with Separate Account C in 2003 were $1,171.00. It received no other compensation from or on behalf of the Registrant during the year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     David R. Carpenter, Executive Vice President and Treasurer of American Fidelity Assurance Company, whose address is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

     (d) Registrant hereby undertakes to represent that any contract offered by the prospectus that is issued pursuant to Section 403(b) of the Internal Revenue Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal of restrictions to the extent necessary to comply with Internal Revenue Code
Section 403(b)(11).

                                 REPRESENTATIONS

     American Fidelity Assurance Company hereby represents that the fees and charges deducted under the policies described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Fidelity Assurance Company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Oklahoma City and State of Oklahoma on April 22, 2004.

                                   AMERICAN FIDELITY SEPARATE ACCOUNT C
                                             (Registrant)
                                   By:  American Fidelity Assurance Company
                                             (Depositor)

                                   By:  JOHN W. REX
                                        ---------------------------------------
                                        John W. Rex, President

                                   AMERICAN FIDELITY ASSURANCE COMPANY
                                   (Depositor)

                                   By:  JOHN W. REX
                                        ---------------------------------------
                                        John W. Rex, President

     Each of the undersigned officers and directors of American Fidelity Assurance Company, hereby severally constitute and appoint John W. Rex as his true and lawful attorney-in-fact with full power to sign for him, in his name as officer or director, or both, of American Fidelity Assurance Company, a Registration Statement (and any and all amendments thereto, including post-effective amendments) on Form N-4 to be filed with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent, full power and authority to do and to perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 22, 2004.

Signature                                 Title
---------                                 -----

                                          Director
-----------------------------------
Lynda L. Cameron

                                          Chairman, Chief Executive Officer and
                                          Director
WILLIAM M. CAMERON                        (Principal Executive Officer)
-----------------------------------
William M. Cameron

                                          Executive Vice President and Treasurer
                                          (Principal Financial and Accounting
DAVID R. CARPENTER                        Officer)
-----------------------------------
David R. Carpenter

                                          Senior Chairman of the Board and
WILLIAM E. DURRETT                        Director
-----------------------------------
William E. Durrett

                                          Director
-----------------------------------
Charles R. Eitel

THEODORE M. ELAM                          Director
-----------------------------------
Theodore M. Elam

WILLIAM A. HAGSTROM                       Director
-----------------------------------
William A. Hagstrom

DAVID R. LOPEZ                            Director
-----------------------------------
David R. Lopez

                                          Director
-----------------------------------
Paula Marshall-Chapman

JOHN W. REX                               President and Director
-----------------------------------
John W. Rex

GALEN P. ROBBINS, M.D.                    Director
-----------------------------------
Galen P. Robbins, M.D.

                                  EXHIBIT INDEX
EXHIBIT
NUMBER               DESCRIPTION                     METHOD OF FILING
------               -----------                     ----------------

1    Resolution adopted by the Board of        Incorporated herein by reference
     American Fidelity Assurance Company
     authorizing the establishment of Separate
     Account C.

3    Principal Underwriter's Agreement dated   Incorporated herein by reference
     July 30, 2002 between American Fidelity
     Assurance Company, on behalf of the
     Registrant, and American Fidelity
     Securities, Inc.

4.1  Flexible Premium Group Variable Annuity.  Incorporated herein by reference

5.1  Section 457(b) Deferred Compensation Plan Incorporated herein by reference
     Participation Election Form.

5.2  Section 457 Group Variable Annuity Master Incorporated herein by reference
     Application.

6.1  Articles of Incorporation of American     Incorporated herein by reference
     Fidelity Assurance Company as amended.

6.2  Amended and Restated Bylaws of American   Incorporated herein by reference
     Fidelity Assurance Company dated November
     24, 1997.

8.1  Fund Participation Agreement dated April  Filed herewith electronically
     18, 1997, between American Fidelity
     Assurance Company and Merrill Lynch
     Variable Series Funds, Inc.

8.2 Amendment to Fund Participation Agreement Incorporated herein by reference between American Fidelity Assurance
     Company and Merrill Lynch Variable Series
     Funds, Inc. dated June 17, 2002.

8.3  Fund Participation Agreement dated May    Filed herewith electronically
     13, 1997, between American Fidelity
     Assurance Company and each of Dreyfus
     Variable Investment Fund, The Dreyfus
     Socially Responsible Growth Fund, Inc.
     and Dreyfus Life and Annuity Index Fund,
     Inc. (d/b/a Dreyfus Stock Index Fund), as
     amended by Amendment to Fund
     Participation Agreement dated May 13,
     1997.

8.4 Amendment to Fund Participation Agreement Filed herewith electronically between American Fidelity Assurance
     Company and each of Dreyfus Variable
     Investment Fund, The Dreyfus Socially
     Responsible Growth Fund, Inc. and Dreyfus
     Life and Annuity Index Fund, Inc. (d/b/a
     Dreyfus Stock Index Fund).

8.5 Amendment to Fund Participation Agreement Incorporated herein by reference between American Fidelity Assurance
     Company and each of Dreyfus Variable
     Investment Fund, The Dreyfus Socially
     Responsible Growth Fund, Inc. and Dreyfus
     Life and Annuity Index Fund, Inc. (d/b/a
     Dreyfus Stock Index Fund) dated June 3,
     2002.

8.6  Fund Participation Agreement dated        Filed herewith electronically
     December 22, 1998, between American
     Fidelity Dual Strategy Fund, Inc. and
     American Fidelity Assurance Company
     (incorporated by reference to Exhibit 8.4
     to Post-Effective Amendment No. 5 to
     American Fidelity Separate Account B's
     Registration Statement on Form N-4 filed
     on April 30, 2001 (File No. 333-25663)).

8.7  First Amendment to Fund Participation     Filed herewith electronically
     Agreement between American Fidelity Dual
     Strategy Fund, Inc. and American Fidelity
     Assurance Company.

8.8  Second Amendment to Fund Participation    Incorporated herein by reference
     Agreement between American Fidelity Dual
     Strategy Fund, Inc. and American Fidelity
     Assurance Company dated July 16, 2002.

8.9  Shareholder Services Agreement dated      Filed herewith electronically
     January 16, 2001, between American
     Fidelity Assurance Company and American
     Century Investment Management, Inc.

8.10 Amendment No. 1 to Shareholder Services   Filed herewith electronically
     Agreement between American Fidelity
     Assurance Company and American Century
     Investment Management, Inc. dated April
     6, 2001.

8.11 Amendment No. 2 to Shareholder Services   Incorporated herein by reference
     Agreement between American Fidelity
     Assurance Company and American Century
     Investment Management, Inc. dated June
     27, 2002.

8.12 Fund Participation Agreement dated April  Filed herewith electronically
     10, 2001, between American Fidelity
     Assurance Company, Neuberger Berman
     Advisers Management Trust and Neuberger
     Berman Management Inc.

8.13 Amendment No. 1 to Fund Participation     Incorporated herein by reference
     Agreement between American Fidelity
     Assurance Company, Neuberger Berman
     Advisers Management Trust and Neuberger
     Berman Management Inc. dated June 27,
     2002.

8.14 Fund Participation Agreement dated April  Filed herewith electronically
     20, 2001, between American Fidelity
     Assurance Company and Federated Insurance
     Series and Federated Securities Corp.

8.15 Amendment No. 1 to Fund Participation     Incorporated herein by reference
     Agreement between American Fidelity
     Assurance Company and Federated Insurance
     Series and Federated Securities Corp.
     dated June 27, 2002.

9    Opinion and Consent of Counsel.           Filed herewith electronically

10   Consent of Independent Auditors.          Filed herewith electronically

99   Organizational Chart of American Fidelity Filed herewith electronically
     Assurance Company.